As filed with the Securities and Exchange Commission on or about February 16,
1996

                                        Securities Act Registration No. 33-45321
                                Investment Company Act Registration No. 811-6553
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C.  20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / /

     Pre-Effective Amendment No.                                  / /
                                  ------
     Post-Effective Amendment No.   10                            /X/
                                  ------
                                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / /
      Amendment No.   11                                          /X/
                    -------

                      (Check appropriate box or boxes)

                     STRONG VARIABLE INSURANCE FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


          100 HERITAGE RESERVE
      MENOMONEE FALLS, WISCONSIN                            53051
(Address of Principal Executive Offices)                 (Zip Code)


     Registrant's Telephone Number, including Area Code:  (414) 359-3400
                                THOMAS P. LEMKE
                        STRONG CAPITAL MANAGEMENT, INC.
                              100 HERITAGE RESERVE
                       MENOMONEE FALLS, WISCONSIN  53051
                    (Name and Address of Agent for Service)
                                   Copies to:

                              SCOTT A. MOEHRKE
                            GODFREY & KAHN, S.C.
                           780 NORTH WATER Street
                         MILWAUKEE, WISCONSIN  53202

        Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Securities Act of 1933; the Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1994 was filed on or about January 27, 1995.

     It is proposed that this filing will become effective (check appropriate box):


           / / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on (date) pursuant to paragraph (b) of Rule 485
           / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485
           / / 75 days after filing pursuant to paragraph (a)(2) of Rule 485 /X/ on May 1, 1996 pursuant to paragraph (a)(2) of Rule 485


     If appropriate, check the following box:

           / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                     STRONG VARIABLE INSURANCE FUNDS, INC.

                             CROSS REFERENCE SHEET

                          FOR STRONG DISCOVERY FUND II

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)


                                                                      CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                                  STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------  ------------------------------------------------------------------
PART A - INFORMATION REQUIRED IN PROSPECTUS

1.    Cover Page                                         Cover Page
2.    Synopsis                                           Inapplicable
3.    Condensed Financial Information                    Financial Highlights
4.    General Description of Registrant                  The Fund; Investment Objective and Policies; Implementation of
                                                         Policies and Risks; Special Considerations; Additional
                                                         Information
5.    Management of the Fund                             Management, Additional Information
5A.   Management's Discussion of Fund Performance        *
6.    Capital Stock and Other Securities                 Additional Information
7.    Purchase of Securities Being Offered               Additional Information
8.    Redemption or Repurchase                           Additional Information
9.    Pending Legal Proceedings                          Inapplicable

PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

10.   Cover Page                                          Cover page
11.   Table of Contents                                   Table of  Contents
12.   General Information and History                     **
13.   Investment Objectives and Policies                  Investment Restrictions; Investment Policies and Techniques
14.   Management of the Fund                              Directors and Officers of the Corporation
15.   Control Persons and Principal Holders of            Principal Shareholders; Directors and Officers of the
      Securities                                          Corporation; Investment Advisor and Distributor
16.   Investment Advisory and Other Services              Investment Advisor and Distributor; Management (in Prospectus);
                                                          Custodian; Transfer Agent and Dividend-Disbursing Agent;
                                                          Administrative Services; Independent Accountants; Legal Counsel
17.   Brokerage Allocation and Other Practices            Portfolio Transactions and Brokerage
18.   Capital Stock and Other Securities                  Included in Prospectus under the heading Additional Information

                                                            CAPTION OR SUBHEADING IN PROSPECTUS OR
      ITEM NO. ON FORM N-1A                                   STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------          --------------------------------------------------------
19.   Purchase, Redemption and Pricing of            Included in Prospectus under the headings:  Additional
      Securities Being Offered                       Information; and in the Statement of Additional
                                                     Information under the headings: Investment Advisor and
                                                     Distributor; and Determination of Net Asset Value

20.   Tax Status                                     Included in Prospectus under the heading Additional
                                                     Information; and Special Considerations; and in the
                                                     Statement of Additional Information under the heading
                                                     Taxes
21.   Underwriters                                   Investment Advisor and Distributor
22.   Calculation of Performance Data                Performance Information
23.   Financial Statements                           Financial Statements

 * Complete answer to Item is contained in Strong Discovery Fund II's Annual Report.
**     Complete answer to Item is contained in Strong Discovery Fund II's
       Prospectus.

                     STRONG VARIABLE INSURANCE FUNDS, INC.

                             CROSS REFERENCE SHEET

                      FOR STRONG ASSET ALLOCATION FUND II,
                      STRONG INTERNATIONAL STOCK FUND II,
                           AND STRONG GROWTH FUND II

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)


                                                                      CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                                  STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------  ------------------------------------------------------------------
PART A - INFORMATION REQUIRED IN PROSPECTUS

1.   Cover Page                                           Cover Page
2.   Synopsis                                             Inapplicable
3.   Condensed Financial Information                      Inapplicable
4.   General Description of Registrant                    The Fund; Investment Objective and Policies; Implementation of
                                                          Policies and Risks; Special Considerations; Additional
                                                          Information
5.   Management of the Fund                               Management, Additional Information
5A.  Management's Discussion of Fund Performance          Inapplicable
6.   Capital Stock and Other Securities                   Additional Information
7.   Purchase of Securities Being Offered                 Additional Information
8.   Redemption or Repurchase                             Additional Information
9.   Pending Legal Proceedings                            Inapplicable

PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page                                          Cover page
11.  Table of Contents                                   Table of  Contents
12.  General Information and History                     *
13.  Investment Objectives and Policies                  Investment Restrictions; Investment Policies and Techniques
14.  Management of the Fund                              Directors and Officers of the Corporation
15.  Control Persons and Principal Holders of            Principal Shareholders; Directors and Officers of the
     Securities                                          Corporation; Investment Advisor and Distributor
16.  Investment Advisory and Other Services              Investment Advisor and Distributor; Management (in Prospectus);
                                                         Custodian; Transfer Agent and Dividend-Disbursing Agent;
                                                         Administrative Services; Independent Accountants; Legal Counsel
17.  Brokerage Allocation and Other Practices            Portfolio Transactions and Brokerage

                                                                      CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                                  STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------  ------------------------------------------------------------------
18.  Capital Stock and Other                            Included in Prospectus under the heading Additional
     Securities                                         Information
                                                        Included in Prospectus under the headings:  Additional
                                                        Information; and in the Statement of Additional
                                                        Information under the headings:  Additional Shareholder
19.   Purchase, Redemption and Pricing of               Information; Investment Advisor and Distributor; and
      Securities Being Offered                          Determination of Net Asset Value

20.   Tax Status                                        Included in Prospectus under the heading Additional
                                                        Information; and Special Considerations; and in the
                                                        Statement of Additional Information under the heading
                                                        Taxes

21.   Underwriters                                      Investment Advisor and Distributor

22.   Calculation of Performance Data                   Performance Information

23.   Financial Statements                              Inapplicable

*        Complete answer to Item is contained in each Fund's Prospectus.

                     STRONG VARIABLE INSURANCE FUNDS, INC.

                             CROSS REFERENCE SHEET

                        FOR STRONG ADVANTAGE FUND II AND
                      STRONG GOVERNMENT SECURITIES FUND II

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)


                                                                      CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                                  STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------  ------------------------------------------------------------------
PART A - INFORMATION REQUIRED IN PROSPECTUS

1.   Cover Page                                           Cover Page
2.   Synopsis                                             Inapplicable
3.   Condensed Financial Information                      Inapplicable
4.   General Description of Registrant                    The Fund; Investment Objective and Policies; Implementation of
                                                          Policies and Risks; Special Considerations; Additional
                                                          Information
5.   Management of the Fund                               Management, Additional Information
5A.  Management's Discussion of Fund Performance          Inapplicable
6.   Capital Stock and Other Securities                   Additional Information
7.   Purchase of Securities Being Offered                 Additional Information
8.   Redemption or Repurchase                             Additional Information
9.   Pending Legal Proceedings                            Inapplicable

PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page                                          Cover page
11.  Table of Contents                                   Table of  Contents
12.  General Information and History                     *
13.  Investment Objectives and Policies                  Investment Restrictions; Investment Policies and Techniques
14.  Management of the Fund                              Directors and Officers of the Corporation
15.  Control Persons and Principal Holders of            Principal Shareholders; Directors and Officers of the
     Securities                                          Corporation; Investment Advisor and Distributor
16.  Investment Advisory and Other Services              Investment Advisor and Distributor; Management (in Prospectus);
                                                         Custodian; Transfer Agent and Dividend-Disbursing Agent;
                                                         Administrative Services; Independent Accountants; Legal Counsel
17.  Brokerage Allocation and Other Practices            Portfolio Transactions and Brokerage

                                                                      CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                                  STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------  ------------------------------------------------------------------
18.  Capital Stock and Other                            Included in Prospectus under the heading Additional
     Securities                                         Information
                                                        Included in Prospectus under the headings:  Additional

19.   Purchase, Redemption and Pricing of               Information; and in the Statement of Additional
      Securities Being Offered                          Information under the headings:  Additional Shareholder
                                                        Information; Investment Advisor and Distributor; and
                                                        Determination of Net Asset Value

20.   Tax Status                                        Included in Prospectus under the heading Additional
                                                        Information; and Special Considerations; and in the
                                                        Statement of Additional Information under the heading
                                                        Taxes

21.   Underwriters                                      Investment Advisor and Distributor

22.   Calculation of Performance Data                   Performance Information

23.   Financial Statements                              Inapplicable

* Complete answer to Item is contained in each Fund's Prospectus.

                     STRONG VARIABLE INSURANCE FUNDS, INC.

                             CROSS REFERENCE SHEET

                       FOR STRONG SHORT-TERM BOND FUND II

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)


                                                                      CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                                  STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------  ------------------------------------------------------------------
PART A - INFORMATION REQUIRED IN PROSPECTUS

1.   Cover Page                                           Cover Page
2.   Synopsis                                             Inapplicable
3.   Condensed Financial Information                      Inapplicable
4.   General Description of Registrant                    The Fund; Investment Objective and Policies; Implementation of
                                                          Policies and Risks; Special Considerations; Additional
                                                          Information
5.   Management of the Fund                               Management, Additional Information
5A.  Management's Discussion of Fund Performance          Inapplicable
6.   Capital Stock and Other Securities                   Additional Information
7.   Purchase of Securities Being Offered                 Additional Information
8.   Redemption or Repurchase                             Additional Information
9.   Pending Legal Proceedings                            Inapplicable

PART B - INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page                                          Cover page
11.  Table of Contents                                   Table of  Contents
12.  General Information and History                     *
13.  Investment Objectives and Policies                  Investment Restrictions; Investment Policies and Techniques
14.  Management of the Fund                              Directors and Officers of the Corporation
15.  Control Persons and Principal Holders of            Principal Shareholders; Directors and Officers of the
     Securities                                          Corporation; Investment Advisor and Distributor
16.  Investment Advisory and Other Services              Investment Advisor and Distributor; Management (in Prospectus);
                                                         Custodian; Transfer Agent and Dividend-Disbursing Agent;
                                                         Administrative Services; Independent Accountants; Legal Counsel
17.  Brokerage Allocation and Other Practices            Portfolio Transactions and Brokerage

                                                                      CAPTION OR SUBHEADING IN PROSPECTUS OR
                ITEM NO. ON FORM N-1A                                  STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------  ------------------------------------------------------------------
18.  Capital Stock and Other                            Included in Prospectus under the heading Additional
     Securities                                         Information
                                                        Included in Prospectus under the headings:  Additional

19.   Purchase, Redemption and Pricing of               Information; and in the Statement of Additional
      Securities Being Offered                          Information under the headings:  Additional Shareholder
                                                        Information; Investment Advisor and Distributor; and
                                                        Determination of Net Asset Value

20.   Tax Status                                        Included in Prospectus under the heading Additional
                                                        Information; and Special Considerations; and in the
                                                        Statement of Additional Information under the heading
                                                        Taxes

21.   Underwriters                                      Investment Advisor and Distributor

22.   Calculation of Performance Data                   Performance Information

23.   Financial Statements                              Inapplicable


* Complete answer to Item is contained in each Fund's Prospectus.

                                     PART A

                                   PROSPECTUS

                            STRONG DISCOVERY FUND II

            Incorporated by Reference to the Registrant's
            Post-Effective Amendment No. 7 to the Registration
            Statement on Form N-1A (File No. 33-45321), which was filed with the Securities and Exchange Commission on or about April 24, 1995.

                                     Part A

                                  Prospectuses

                            STRONG ADVANTAGE FUND II
                        STRONG ASSET ALLOCATION FUND II
                      STRONG GOVERNMENT SECURITIES FUND II
                             STRONG GROWTH FUND II
                       STRONG INTERNATIONAL STOCK FUND II

            Incorporated by Reference to the Registrant's
            Post-Effective Amendment No. 9 to the Registration
            Statement on Form N-1A (File No. 33-45321), which was filed with the Securities and Exchange Commission on or about July 7, 1995.

                         STRONG SHORT-TERM BOND FUND II

   Strong Short-Term Bond Fund II (the "Fund") is a diversified series of the Strong Variable Insurance Funds, Inc. (the "Corporation"), an open-end management investment company, commonly called a mutual fund. The Fund seeks total return by investing for a high level of current income with a low degree of share-price fluctuation. The Fund invests primarily in short- and intermediate-term, investment-grade debt obligations, and its average portfolio maturity will normally be between one and three years.

   Shares of the Fund are only offered and sold to the separate accounts of certain insurance companies for the purpose of funding variable annuity and variable life insurance contracts. This Prospectus should be read together with the prospectus of the separate account of the specific insurance product which preceded or accompanies this Prospectus.

----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAP-
 PROVED BY THE SECURITIES AND EXCHANGE COMMISSION
 OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECU-
 RITIES AND EXCHANGE COMMISSION OR ANY STATE SECURI-
 TIES COMMISSION PASSED UPON THE ACCURACY OR
 ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
 THE CONTRARY IS A CRIMINAL OFFENSE.
----------------------------------------------------------------------------

   This Prospectus contains information that you should consider before you invest. Please read it carefully and keep it for future reference. A Statement of Additional Information for the Fund, dated May 1, 1996, contains further information, is incorporated by reference into this Prospectus, and has been filed with the Securities and Exchange Commission ("SEC"). This Statement, which may be revised from time to time, is available upon request and without charge by writing to the Fund at P.O. Box 2936, Milwaukee, Wisconsin 53201.

                               Dated May 1, 1996

                              -------------------

                                PROSPECTUS PAGE 1

                               TABLE OF CONTENTS

      THE FUND........................................    2
      INVESTMENT OBJECTIVE AND POLICIES...............    3
      FUNDAMENTALS OF FIXED INCOME INVESTING..........    4
      IMPLEMENTATION OF POLICIES AND RISKS............    6
      SPECIAL CONSIDERATIONS..........................   14
      MANAGEMENT......................................   16
      ADDITIONAL INFORMATION..........................   17
      APPENDIX A......................................  A-1

   No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information and, if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer to sell securities to any person in any state or jurisdiction in which such offering may not lawfully be made.

                                    THE FUND

   The Fund is a diversified series of the Corporation, which is an open-end management investment company. The Fund offers and sells its shares only to separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The Fund does not impose any sales or redemption charges. Strong Capital Management, Inc. (the "Advisor") is the investment advisor for the Fund.

                              -------------------

                                PROSPECTUS PAGE 2

                       INVESTMENT OBJECTIVE AND POLICIES

   The Fund has adopted certain fundamental investment restrictions that are set forth in the Fund's Statement of Additional Information ("SAI"). Those restrictions, the Fund's investment objective and any other investment policies identified as "fundamental" cannot be changed without shareholder approval. To further guide investment activities, the Fund has also instituted a number of non-fundamental operating policies, which are described throughout this Prospectus and in the SAI. Although these additional policies may be changed by the Corporation's Board of Directors without shareholder approval, the Fund will promptly notify shareholders of any material change in operating policies.
   The Fund seeks total return by investing for a high level of current income with a low degree of share-price fluctuation.
   The Fund is designed for investors who are willing to accept some fluctuation in principal in order to pursue a higher level of income than is generally available from money market securities. BECAUSE ITS SHARE PRICE WILL VARY, THE FUND IS NOT AN APPROPRIATE INVESTMENT FOR THOSE WHOSE PRIMARY OBJECTIVE IS ABSOLUTE PRINCIPAL STABILITY. The Fund invests primarily in short-and intermediate-term, investment-grade debt obligations. Under normal market conditions at least 65% of the Fund's total assets will be invested in debt obligations, such as corporate and U.S. government debt obligations. The Fund's average portfolio maturity will be between one and three years under normal market conditions.
   Under normal market conditions, at least 75% of the Fund's net assets will be invested in investment-grade debt obligations, which generally include a range of obligations from those in the highest rating category to those in the fourth highest rating category (e.g., BBB or higher by Standard & Poor's Ratings Group or "S&P"). The Fund may also invest up to 25% of its net assets in non-investment-grade debt obligations that are rated in the fifth-highest rating category (e.g., BB by S&P) or unrated securities of comparable quality. (See "Fundamentals of Fixed Income Investing - Credit Quality.")

                              -------------------

                                PROSPECTUS PAGE 3

                                FUNDAMENTALS OF
                             FIXED INCOME INVESTING

   The Fund may invest in a wide variety of debt obligations and other securities. See "Implementation of Policies and Risks - Debt Obligations."
   Issuers of debt obligations have a contractual obligation to pay interest at a specified rate ("coupon rate") on specified dates and to repay principal ("face value" or "par value") on a specified maturity date. Certain debt obligations (usually intermediate- and long-term obligations) have provisions that allow the issuer to redeem or "call" the obligation before its maturity. Issuers are most likely to call such debt obligations during periods of falling interest rates. As a result, the Fund may be required to invest the unanticipated proceeds of the called obligations at lower interest rates, which may cause the Fund's income to decline.
   Although the net asset value of the Fund is expected to fluctuate, the Advisor actively manages the Fund's portfolio and adjusts its average portfolio maturity according to the Advisor's interest rate outlook while seeking to avoid or reduce, to the extent possible, any negative changes in net asset value.

PRICE VOLATILITY

   The market value of debt obligations is affected by changes in prevailing interest rates. The market value of a debt obligation generally reacts inversely to interest-rate changes, meaning, when prevailing interest rates decline, an obligation's price usually rises, and when prevailing interest rates rise, an obligation's price usually declines. A fund portfolio consisting primarily of debt obligations will react similarly to changes in interest rates.

MATURITY

   In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. Commercial paper is generally considered the shortest form of debt obligation. Notes, whose original maturities are two years or less, are considered short-term obligations. The term "bond" generally refers to securities with maturities longer than two years. Bonds with maturities of three years or less are considered short-term, bonds with maturities between three and seven years are considered intermediate-term, and bonds with maturities greater than seven years are considered long-term.

                              -------------------

                                PROSPECTUS PAGE 4

CREDIT QUALITY

   The values of debt obligations may also be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of an obligation, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings.
   In conducting its credit research and analysis, the Advisor considers both qualitative and quantitative factors to evaluate the creditworthiness of individual issuers. The Advisor also relies, in part, on credit ratings compiled by a number of NRSROs. "Appendix A - Ratings of Debt Obligations" presents a summary of the ratings of three well-known such organizations: S&P, Moody's Investors Service, Inc., and Fitch Investors Service, Inc. Please refer to the Appendix in the Fund's SAI for a more detailed description of these ratings.

   INVESTMENT-GRADE DEBT OBLIGATIONS. Debt obligations rated in the highest-through the medium-quality categories are commonly referred to as "investment-grade" debt obligations and include the following:

- U.S. government securities (See "Implementation of Policies and Risks - Debt Obligations" below);
- bonds or bank obligations rated in one of the four highest rating categories (e.g., BBB or higher by S&P);
- short-term notes rated in one of the two highest rating categories (e.g., SP-2 or higher by S&P);
- short-term bank obligations rated in one of the three highest rating categories (e.g., A-3 or higher by S&P), with respect to obligations maturing in one year or less;
- commercial paper rated in one of the three highest rating categories (e.g., A-3 or higher by S&P);
- unrated debt obligations determined by the Advisor to be of comparable quality; and
- repurchase agreements involving investment-grade debt obligations.

   Investment-grade debt obligations are generally believed to have relatively low degrees of credit risk. However, medium-quality debt obligations, while considered investment grade, may have some speculative characteristics, since their issuers' capacity for repayment may be more vulnerable to adverse economic conditions or changing circumstances than that of higher-rated issuers.
   All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by the Advisor to consider what action, if any, the Fund should take consistent with its investment objective.

                              -------------------

                                PROSPECTUS PAGE 5

   HIGH-YIELD (HIGH-RISK) SECURITIES. High-yield (high-risk) securities, also referred to as "junk bonds," are those securities that are rated lower than investment-grade and unrated securities of comparable quality. Although these securities generally offer higher yields than investment-grade securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy. In general, they are regarded to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Other potential risks associated with investing in high-yield securities include:

- substantial market-price volatility resulting from changes in interest rates, changes in or uncertainty about economic conditions, and changes in the actual or perceived ability of the issuer to meet its obligations;
- greater sensitivity of highly leveraged issuers to adverse economic changes and individual-issuer developments;
- subordination to the prior claims of other creditors;
- additional Congressional attempts to restrict the use or limit the tax and other advantages of these securities; and
- adverse publicity and changing investor perceptions about these securities.

   As with any other asset in the Fund's portfolio, any reduction in the value of such securities as a result of the factors listed above would be reflected in the net asset value of the Fund. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal and interest on its holdings. As a result of the associated risks, successful investments in high-yield, high-risk securities will be more dependent on the Advisor's credit analysis than generally would be the case with investments in investment-grade securities.
   It is uncertain how the high-yield market will perform during a prolonged period of rising interest rates. A prolonged economic downturn or a prolonged period of rising interest rates could adversely affect the market for these securities, increase their volatility, and reduce their value and liquidity. In addition, lower-quality securities tend to be less liquid than higher-quality debt securities because the market for them is not as broad or active. If market quotations are not available, these securities will be valued in accordance with procedures established by the Corporation's Board of Directors. Judgment may, therefore, play a greater role in valuing these securities. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to sell particular securities.

                      IMPLEMENTATION OF POLICIES AND RISKS

   In addition to the Fund's investment policies described above (and subject to certain restrictions described herein), the Fund may invest in some or all of

                              -------------------

                                PROSPECTUS PAGE 6
the following securities and employ some or all of the following investment techniques, some of which may present special risks as described below. A more complete discussion of these securities and investment techniques and the associated risks is contained in the Fund's SAI.

DEBT OBLIGATIONS

   The Fund may invest in any debt obligations. The Fund's authority to invest in certain types of debt obligations may be restricted or subject to objective investment criteria. For additional information on these restrictions, see "Investment Objective and Policies."

   TYPES OF OBLIGATIONS. Debt obligations include (i) corporate debt securities, including bonds, debentures, and notes; (ii) bank obligations, such as certificates of deposit, banker's acceptances, and time deposits of domestic and foreign banks and their subsidiaries and branches, and domestic savings and loan associations (in amounts in excess of the insurance coverage (currently $100,000 per account) provided by the Federal Deposit Insurance Corporation); (iii) commercial paper (including variable-amount master demand notes); (iv) repurchase agreements; (v) loan interests; (vi) foreign debt obligations issued by foreign issuers traded either in foreign markets or in domestic markets through depositary receipts; (vii) convertible securities - debt obligations of corporations convertible into or exchangeable for equity securities or debt obligations that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities, or acquired as part of units of the securities; (viii) preferred stocks - securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the company's earnings or assets; (ix) U.S. government securities; (x) mortgage-backed securities, collateralized mortgage obligations, and similar securities; and (xi) municipal obligations.

   GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued or guaranteed by government agencies or instrumentalities include the following:

- the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

                              -------------------

                                PROSPECTUS PAGE 7

- the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
- the Student Loan Marketing Association, the Interamerican Development Bank, and International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

   Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

   MORTGAGE- AND ASSET-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.
   Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card or other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.
   The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund

                              -------------------

                                PROSPECTUS PAGE 8
purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities.
   The Fund may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest-only ("IO") and principal-only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment-grade.

   LOAN INTERESTS. The Fund may invest a portion of its assets in loan interests, which are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the Fund may have a maturity of any number of days or years, and may be secured or unsecured. Loan interests, which may take the form of participation interests in, assignments of, or novations of a loan, may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any NRSROs and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

FOREIGN SECURITIES AND CURRENCIES

   The Fund may invest up to 25% of its net assets directly in foreign securities. The Fund may also invest in foreign securities through depositary receipts without regard to this limitation. However, the Advisor currently intends to invest not more than 25% of the Fund's net assets in foreign securities, including both direct investments and investments made through depositary receipts. Depositary receipts are generally issued by banks or trust companies and evidence ownership of underlying foreign securities.

                              -------------------

                                PROSPECTUS PAGE 9

   Foreign investments involve special risks, including:

- expropriation, confiscatory taxation, and withholding taxes on dividends and interest;
- less extensive regulation of foreign brokers, securities markets, and issuers;
- less publicly available information and different accounting standards;
- costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and
- diplomatic developments and political or social instability.

   Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. Although the Fund generally invests only in securities that are regularly traded on recognized exchanges or in over-the-counter markets, from time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, are higher than those attributable to domestic investing.
   Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent. The value of the Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.
   The Fund may purchase and sell foreign currency on a spot basis and may engage in forward currency contracts, currency options, and futures transactions for hedging or any other lawful purpose. (See "Derivative Instruments.")

REPURCHASE AGREEMENTS

   The Fund may enter into repurchase agreements with certain banks and non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund may enter into repurchase agreements with respect to any security in which it may invest. The Advisor will monitor, on an

                             ---------------------

                               PROSPECTUS PAGE 10
ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate those risks. The Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

DERIVATIVE INSTRUMENTS

   The Fund may use derivative instruments for any lawful purpose consistent with the Fund's investment objective, including hedging or managing risk but not for speculation. Derivative instruments are securities or agreements whose value is derived from the value of some underlying asset, for example, securities, reference indexes, or commodities. Options, futures, and options on futures transactions are considered derivative transactions. Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The seller of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified. In addition to options, futures, and options on futures transactions, derivative transactions may include short sales against the box, in which the Fund sells a security it owns for delivery at a future date; swaps, in which the two parties agree to exchange a series of cash flows in the future, such as interest-rate payments; interest-rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; and interest-rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor." Derivative transactions may also include forward currency contracts and foreign currency exchange-related securities.

                             ---------------------

                               PROSPECTUS PAGE 11

   Derivative instruments may be exchange-traded or traded in over-the-counter transactions between private parties. Over-the-counter transactions are subject to the credit risk of the counterparty to the instrument and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. When required by SEC guidelines, the Fund will set aside permissible liquid assets or securities positions that substantially correlate to the market movements of the derivatives transaction in a segregated account to secure its obligations under derivative transactions. In order to maintain its required cover for a derivative transaction, the Fund may need to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position.
   The successful use of derivative transactions by the Fund is dependent upon the Advisor's ability to correctly anticipate trends in the underlying asset. To the extent that the Fund is engaging in derivative transactions other than for hedging purposes, the Fund's successful use of such transactions is more dependent upon the Advisor's ability to correctly anticipate such trends, since losses in these transactions may not be offset by gains in the Fund's portfolio or by lower purchase prices for assets it intends to acquire. The Advisor's prediction of trends in underlying assets may prove to be inaccurate, which could result in substantial losses to the Fund. Hedging transactions are also subject to risks. If the Advisor incorrectly anticipates trends in the underlying asset, the Fund may be in a worse position than if no hedging had occurred. In addition, there may be an imperfect correlation between the Fund's derivative transactions and the instruments being hedged.

WHEN-ISSUED SECURITIES

   The Fund may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days. Purchasing when-issued securities allows the Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation.
   The greater the Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although the Fund may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless, after entering into the commitment, a sale appears desirable for investment reasons. When required by SEC guidelines, the Fund will set

                             ---------------------

                               PROSPECTUS PAGE 12
aside permissible liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.

ILLIQUID SECURITIES

   The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities which may be resold to institutional investors under Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be determined to be liquid under guidelines adopted by the Corporation's Board of Directors.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

   The Fund may invest without limitation in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year.

MORTGAGE DOLLAR ROLLS AND
REVERSE REPURCHASE AGREEMENTS

   The Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by SEC guidelines, the Fund will set aside permissible liquid assets in a segregated account to secure its obligation to repurchase the security.
   The Fund may also enter into mortgage dollar rolls, in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be

                             ---------------------

                               PROSPECTUS PAGE 13
compensated by the difference between the current sale price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. When required by SEC guidelines, the Fund would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Fund.
   The mortgage dollar rolls and reverse repurchase agreements entered into by the Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment-grade debt obligations or repurchase agreements that mature on or before the settlement date of the related mortgage dollar roll or reverse repurchase agreement. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Advisor believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

PORTFOLIO TURNOVER

   The annual portfolio turnover rate indicates changes in the Fund's investments and may also be affected by sales of portfolio securities necessary to meet cash requirements for redemption of shares. The turnover rate may vary from year to year, as well as within a year. High turnover in any year will result in the payment by the Fund of above-average amounts of transaction costs. The annual portfolio turnover rate for the Fund is expected to be between 200% and 300%. However, the Fund's portfolio turnover rate may exceed 300% when the Advisor believes the anticipated benefits of short-term investments outweigh any increase in transaction costs or increase in capital gains. These rates should not be considered as a limiting factor.

                             SPECIAL CONSIDERATIONS

   The Fund is designed as an investment vehicle for variable annuity and variable life insurance contracts funded by separate accounts of certain insurance companies. Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code") and the regulations thereunder impose certain diversification standards on the investments underlying variable annuity and variable life insurance contracts in order for such contracts to be treated for tax purposes as annuities or life insurance. Section 817(h) of the Code provides that a

                             ---------------------

                               PROSPECTUS PAGE 14
variable annuity and variable life insurance contract based on a separate account shall not be treated as an annuity or life insurance contract for any period (and any subsequent period) for which the account's investments are not adequately diversified. These diversification requirements are in addition to the diversification requirements applicable to the Fund under Subchapter M of the Code and the 1940 Act and may affect the composition of the Fund's investments.
   Since the shares of the Fund are currently sold to segregated asset accounts underlying such variable annuity and variable life insurance contracts, the Fund intends to comply with the diversification requirements as set forth in the regulations. The Secretary of the Treasury may in the future issue additional regulations or revenue rulings that may prescribe the circumstances in which a contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of assets of the separate account. Failure to comply with Section 817(h) of the Code or any regulation thereunder, or with any future regulations or revenue rulings on contract owner control, would cause earnings regarding a contract owner's interest in an insurance company's separate account to be includible in the contract owner's gross income in the year earned. Such standards may apply only prospectively, although retroactive application is possible. In the event that any such regulations or revenue rulings are adopted, the Fund may not be able to continue to operate as currently described in this prospectus, or maintain its investment program.
   The Fund will be managed in such a manner as to comply with the requirements of Subchapter L of the Code. It is possible that in order to comply with such requirements, less desirable investment decisions may be made which would affect the investment performance of the Fund.
   The Fund may sell its shares to the separate accounts of various insurance companies, which are not affiliated with each other, for the purpose of funding variable annuity and variable life insurance contracts. The Fund currently does not foresee any disadvantages to contract owners arising out of the fact that it offers its shares to separate accounts of various insurance companies, which are not affiliated with each other, to serve as an investment medium for their variable products. However, it is theoretically possible that the interests of owners of various contracts participating in the Fund through the separate accounts might at some time be in conflict. The Board of Directors of the Corporation, however, will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in the Fund, and shares of another Fund may be substituted. This might force the Fund to sell securities at disadvantageous prices. In addition, the Board of Directors may refuse to sell Fund shares to any separate account or may suspend or terminate the offering of Fund shares if such action is required by law or regulatory authority or is in the best interest of the shareholders of the Fund.

                             ---------------------

                               PROSPECTUS PAGE 15

                                   MANAGEMENT

   The Board of Directors of the Corporation is responsible for managing the Fund's business and affairs. The Fund has entered into an investment advisory agreement (an "Advisory Agreement") with the Advisor. Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments and business affairs, subject to the supervision of the Board of Directors.
   The Advisor began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable
insurance products. As of       ,     , the Advisor had over $15 billion under
management. The Advisor's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Corporation, is the controlling shareholder of the Advisor.
   As compensation for its services, the Fund pays the Advisor a monthly management fee. The annual fee is .625% of the average daily net asset value of the Fund. Under the terms of the Advisory Agreement, the Advisor provides office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund. From time to time, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain expenses for the Fund without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Fund and increasing the Fund's return to investors at the time such amounts were waived and/or absorbed.
   Except for expenses assumed by the Advisor or Strong Funds Distributors, Inc., the Fund is responsible for all its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses; expenses of issue, sale, repurchase, or redemption of shares; expenses of registering or qualifying shares for sale with the states and the SEC; expenses of printing and distribution of prospectuses to existing shareholders; charges of custodians (including fees as custodian for keeping books and similar services for the Fund), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, and clerical services related to recordkeeping and shareholder relations; printing of stock certificates; fees for directors who are not "interested persons" of the Advisor; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.

   PORTFOLIO MANAGERS. The following individuals serve as portfolio managers for the Fund.

                             ---------------------

                               PROSPECTUS PAGE 16

   BRADLEY C. TANK. Mr. Tank joined the Advisor in June 1990. Prior to that, Mr. Tank spent eight years at Salomon Brothers, Inc., where he was a fixed income specialist and, for the last six years, a vice president. Mr. Tank received his B.A. in 1980 from the University of Wisconsin-Eau Claire and his M.B.A. in 1982 from the University of Wisconsin-Madison, where he also completed the Applied Securities Analysis Program. Mr. Tank has co-managed the Fund since its inception in May 1996 and chairs the Advisor's Fixed Income Investment Committee.

   LYLE J. FITTERER. Mr. Fitterer joined the Advisor in 1989 after receiving his bachelor's degree in accounting from the University of North Dakota. Previously, he served the Advisor as a fixed-income research analyst and trader. Mr. Fitterer has also served as a trader for the Advisor's equity products and as manager of the Strong Funds' fixed-income accounting department. He is a Certified Public Accountant. Mr. Fitterer has co-managed the Fund since its inception in May 1996.

                             ADDITIONAL INFORMATION

   HOW TO INVEST. Investments in the Fund may only be made by separate accounts established and maintained by insurance companies for purposes of funding variable annuity and variable life insurance contracts. For instructions on how to direct a separate account to purchase shares in the Fund, please refer to the prospectus of the insurance company's separate account. The Fund does not impose any sales charge or 12b-1 fee. Certain sales charges may apply to the variable annuity or variable life insurance contract, which should be described in the prospectus of the insurance company's separate account. The Fund may decline to accept a purchase order upon receipt when, in the judgment of the Advisor, it would not be in the best interest of the existing shareholders to accept the order. Shares of the Fund will be sold at the net asset value next determined after receipt by the Fund of a purchase order in proper form placed by an insurance company investing in the Fund. Certificates for shares in the Fund will not be issued.

   CALCULATION OF NET ASSET VALUE. The net asset value ("NAV") per share for the Fund is determined as of the close of trading on the New York Stock Exchange (the "Exchange"), currently 3:00 p.m. Central Time, on days the Exchange is open for business. The NAV will not be determined for the Fund on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. The Fund's NAV is calculated by taking the fair value of the Fund's total assets, subtracting all its liabilities, and dividing by the total number of shares outstanding. Expenses are accrued and applied daily when determining the NAV.

                             ---------------------

                               PROSPECTUS PAGE 17

   Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional size trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair market value of such securities. Otherwise, sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost.

   HOW TO REDEEM SHARES. Shares of the Fund may be redeemed on any business day. The price received upon redemption will be the net asset value next determined after the redemption request in proper form is received by the Fund. (See "Calculation of Net Asset Value.") Contract owners should refer to the withdrawal or surrender instructions in the prospectus of the separate account for instructions on how to redeem shares. Once the redemption request is received in proper form, the Fund will ordinarily forward payment to the separate account no later than seven days after receipt.
   The right of redemption may be suspended during any period in which: (i) trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed for other than weekends and holidays; (ii) the SEC has permitted such suspension by order; or (iii) an emergency, as determined by the SEC, exists which makes disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

   DISTRIBUTIONS AND TAXES. The policy of the Fund is to pay dividends to the insurance company's separate accounts from net investment income monthly and to distribute substantially all net realized capital gains, after using any available capital loss carryovers, annually. All dividends and capital gain distributions paid to the insurance company's separate accounts will be automatically reinvested in additional Fund shares.
   The Fund intends to qualify for treatment as a Regulated Investment Company or "RIC" under Subchapter M of the Code and, if so qualified, will not be liable for federal income tax on earnings and gains distributed to its shareholders in a timely manner. If the Fund does not so qualify, however, it would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for distributions made to its shareholders. For more information regarding tax implications for owners of variable annuity or variable life insurance contracts investing in the Fund, please refer to the prospectus of your insurance company's separate account. See "Special Considerations" for a discussion of special tax considerations relating to the Fund's compliance with Subchapter L of the Code, as an investment vehicle for variable annuity and variable life insurance contracts of certain insurance companies.

                             ---------------------

                               PROSPECTUS PAGE 18

   This section is not intended to be a full discussion of present or proposed federal income tax law and its effect on the Fund and investors. (See the SAI for a further discussion.) Investors are urged to consult their own tax advisor.

   ORGANIZATION. The Fund is a series of common stock of the Corporation, which is a Wisconsin corporation. The Corporation is authorized to issue shares of common stock and series and classes of series of shares of common stock. All holders of shares of the Corporation would vote on each matter presented to shareholders for action except with respect to any matter which affects only one or more series or classes, in which case only the shares of the affected series or class shall be entitled to vote.
   All shares participate equally in dividends and other capital gains distributions by the Fund and in the residual assets of the Fund in the event of liquidation. Generally, the Corporation will not hold an annual meeting of shareholders unless required by the 1940 Act.
   The insurance company separate accounts, as the record shareholders in the Fund, have the right to vote on matters submitted for a shareholder vote. Under current interpretations of the 1940 Act, these insurance companies must solicit voting instructions from contract owners and vote Fund shares in accordance with the instructions received or, for Fund shares for which no voting instructions were received, in the same proportion as those Fund shares for which instructions were received. Contract owners should refer to the prospectus of the insurance company's separate account for a complete description of their voting rights.

   TRANSFER AGENT, DIVIDEND-DISBURSING AGENT, AND DISTRIBUTOR. The Advisor, P.O. Box 2936, Milwaukee, Wisconsin 53201, acts as transfer agent and dividend-disbursing agent for the Fund. Strong Funds Distributors, Inc., P.O. Box 2936, Milwaukee, Wisconsin 53201, an indirect subsidiary of the Advisor, acts as distributor of the shares of the Fund.

   PERFORMANCE INFORMATION. The Fund may advertise "yield," "average annual total return," "total return," and "cumulative total return." Each of these figures is based upon historical results and does not represent the future performance of the Fund.
   Yield is an annualized figure, which means that it is assumed that the Fund generates the same level of net investment income over a one-year period. The Fund's yield is a measure of the net investment income per share earned by the Fund over a specific 30-day period and is shown as a percentage of the net asset value of the Fund's shares at the end of the period.
   Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund assuming the reinvestment of all dividends and distributions. Total return figures are

                             ---------------------

                               PROSPECTUS PAGE 19
not annualized and simply represent the aggregate change of the Fund's investments over a specified period of time.
   The Fund's shares are sold at the net asset value per share of the Fund. Returns and net asset value will fluctuate. Shares of the Fund are redeemable by the separate accounts of insurance companies at the then current net asset value per share for the Fund, which may be more or less than the original cost. TOTAL RETURNS CONTAINED IN ADVERTISEMENTS INCLUDE THE EFFECT OF DEDUCTING THE FUND'S EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT. SINCE SHARES MAY ONLY BE PURCHASED BY THE SEPARATE ACCOUNTS OF CERTAIN INSURANCE COMPANIES, CONTRACT OWNERS SHOULD CAREFULLY REVIEW THE PROSPECTUS OF THE SEPARATE ACCOUNT FOR INFORMATION ON FEES AND EXPENSES. Excluding such fees and expenses from the Fund's total return quotations has the effect of increasing the performance quoted. The Fund will not use information concerning its investment performance in advertisements or sales materials unless appropriate information concerning the relevant separate account is also included. Additional information concerning the Fund's performance appears in the SAI.

                             ---------------------

                               PROSPECTUS PAGE 20

                                   APPENDIX A

RATINGS OF DEBT OBLIGATIONS:

                             Moody's         Standard &           Fitch
                            Investors      Poor's Ratings       Investors
                          Service, Inc.         Group         Service, Inc.        Definition
--------------------------------------------------------------------------------------------------
LONG-TERM                 Aaa              AAA                AAA              Highest quality
                          Aa               AA                 AA               High quality
                          A                A                  A                Upper medium grade
                          Baa              BBB                BBB              Medium grade
                          Ba               BB                 BB               Low grade
                          B                B                  B                Speculative
                          Caa, Ca, C       CCC, CC, C         CCC, CC, C       Submarginal
                          D                D                  DDD, DD, D       Probably in default
--------------------------------------------------------------------------------------------------

                 Moody's                     S&P                          Fitch
------------------------------------------------------------------------------------------------------
SHORT-TERM      MIG1/VMIG1   Best quality   SP-1+   Very strong quality    F-1+   Exceptionally strong
                                                                                  quality
                ---------------------------------------------------------------
                MIG2/VMIG2   High quality   SP-1    Strong quality         F-1    Very strong quality
                ---------------------------------------------------------------
                MIG3/VMIG3   Favorable      SP-2    Satisfactory grade     F-2    Good credit quality
                             quality
                ---------------------------------------------------------------
                MIG4/VMIG4   Adequate                                      F-3    Fair credit quality
                             quality
                ---------------------------------------------------------------
                SG           Speculative    SP-3    Speculative grade      F-S    Weak credit quality
                             grade
-----------------------------------------------------------------------------------------------------
COMMERCIAL      P-1          Superior       A-1+    Extremely strong       F-1+   Exceptionally strong
PAPER                        quality                quality                       quality
                ---------------------------------------------------------------
                                            A-1     Strong quality         F-1    Very strong quality
                ---------------------------------------------------------------
                P-2          Strong         A-2     Satisfactory quality   F-2    Good credit quality
                             quality
                ---------------------------------------------------------------
                P-3          Acceptable     A-3     Adequate quality       F-3    Fair credit quality
                             quality
                ---------------------------------------------------------------
                                            B       Speculative quality    F-S    Weak credit quality
                ---------------------------------------------------------------
                Not Prime                   C       Doubtful quality       D      Default
-----------------------------------------------------------------------------------------------------

                             ----------------------

                               PROSPECTUS PAGE A-1

                                     Part B

                     Statements of Additional Information

                            STRONG ADVANTAGE FUND II
                        STRONG ASSET ALLOCATION FUND II
                           STRONG DISCOVERY FUND II
                      STRONG GOVERNMENT SECURITIES FUND II
                             STRONG GROWTH FUND II
                       STRONG INTERNATIONAL STOCK FUND II

     Incorporated by Reference to the Registrant's Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-45321), which was filed with the Securities and Exchange Commission on or about July 7, 1995.

                      STATEMENT OF ADDITIONAL INFORMATION



                         STRONG SHORT-TERM BOND FUND II
                                 P.O. Box 2936
                          Milwaukee, Wisconsin  53201
                           Telephone:  1-414-359-1400
                           Toll-Free:  1-800-368-3863



     Strong Short-Term Bond Fund II (the "Fund") is a diversified series of the Strong Variable Insurance Funds, Inc. (the "Corporation"), an open-end management investment company designed to provide an investment vehicle for variable annuity and variable life insurance contracts of certain insurance companies. Shares in the Fund are only offered and sold to the separate accounts of such insurance companies. The Fund is described herein and in the Prospectus for the Fund dated May 1, 1996.

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Fund dated May 1, 1996 and the prospectus for the separate account of the specific insurance product.
Requests for copies of the Fund's Prospectus may be made by calling one of the numbers listed above.


























         This Statement of Additional Information is dated May 1, 1996.

                         STRONG SHORT-TERM BOND FUND II


               TABLE OF CONTENTS                             PAGE
               INVESTMENT RESTRICTIONS                          3
               INVESTMENT POLICIES AND TECHNIQUES               5
                Borrowing                                       5
                Depositary Receipts                             5
                Derivative Instruments                          6
                Foreign Investment Companies                   13
                High-Yield (High-Risk) Securities              13
                Illiquid Securities                            15
                Lending of Portfolio Securities                16
                Loan Interests                                 16
                Maturity                                       17
                Mortgage- and Asset-Backed Securities          17
                Repurchase Agreements                          18
                Short-Term Cash Management                     18
                Short Sales Against the Box                    18
                Temporary Defensive Position                   19
                Variable- or Floating-Rate Securities          19
                Warrants                                       20
                When-Issued Securities                         20
               DIRECTORS AND OFFICERS OF THE CORPORATION       20
               PRINCIPAL SHAREHOLDERS                          22
               INVESTMENT ADVISOR AND DISTRIBUTOR              23
               PORTFOLIO TRANSACTIONS AND BROKERAGE            25
               CUSTODIAN                                       26
               TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT    26
               ADMINISTRATIVE SERVICES                         27
               TAXES                                           27
               DETERMINATION OF NET ASSET VALUE                29
               FUND ORGANIZATION                               30
               PERFORMANCE INFORMATION                         30
               GENERAL INFORMATION                             35
               PORTFOLIO MANAGEMENT                            36
               INDEPENDENT ACCOUNTANTS                         37
               LEGAL COUNSEL                                   37

                         ______________________________

     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated May 1, 1996 and, if given or made, such information or representations may not be relied upon as having been authorized by the Fund.

This Statement of Additional Information does not constitute an offer to sell securities.

                            INVESTMENT RESTRICTIONS

     The investment objective of the Fund is to seek total return by investing for a high-level of current income with a low degree of share price fluctuation. The Fund's investment objective and policies are described in detail in the Prospectus under the caption "Investment Objective and Policies." The following are the Fund's fundamental investment limitations which cannot be changed without shareholder approval.

The Fund:

1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (i) borrow money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 (the "1940 Act") which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from the other Strong Funds or other persons to the extent permitted by applicable law.

3.   May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

The following are the Fund's non-fundamental operating policies which may be changed by the Board of Directors of the Corporation without shareholder approval.

The Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

6. Purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of issuers that, including predecessor or unconditional guarantors, have a record of less than three years of continuous operation. This policy does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities.

7. Invest in direct interests in oil, gas, or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

8. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange
     Act), do not exceed 5% of the Fund's net assets.

     In addition, (i) the aggregate value of securities underlying call options on securities written by the Fund or obligations underlying put options on securities written by the Fund determined as of the date the options are written will not exceed 50% of the Fund's net assets; (ii) the aggregate premiums paid on all options purchased by the Fund and which are being held will not exceed 20% of the Fund's net assets; (iii) the Fund will not purchase put or call options, other than hedging positions, if, as a result thereof, more than 5% of its total assets would be so invested; and (iv) the aggregate margin deposits required on all futures and options on futures transactions being held will not exceed 5% of the Fund's total assets.

9. Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of the borrowing or investment.

10. Purchase or retain the securities of any issuer if any officer or director of the Fund or its investment advisor beneficially owns more than 1/2 of 1% of the securities of such issuer and such officers and directors together own beneficially more than 5% of the securities of such issuer.

11. Purchase warrants, valued at the lower of cost or market value, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on any stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

12. Borrow money except (i) from banks or (ii) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

13.  Make any loans other than loans of portfolio securities, except through
     (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

     Except for the fundamental investment limitations listed above and the Fund's investment objective, the other investment policies described in the Prospectus and this Statement of Additional Information are not fundamental and may be changed with approval of the Corporation's Board of Directors.

                       INVESTMENT POLICIES AND TECHNIQUES

     The following information supplements the discussion of the Fund's investment objective, policies, and techniques that are described in detail in the Prospectus under the captions "Investment Objective and Policies" and "Implementation of Policies and Risks."

BORROWING

     The Fund may borrow money from banks, limited by the Fund's fundamental investment restriction to 33 1/3% of its total assets, and may engage in mortgage dollar roll transactions and reverse repurchase agreements which may be considered a form of borrowing. (See "Implementation of Policies and Risks - Mortgage Dollar Rolls and Reverse Repurchase Agreements" in the Fund's Prospectus.) In addition, the Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. The Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total assets.

DEPOSITARY RECEIPTS

     As indicated in the Prospectus, the Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities or issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

     ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

DERIVATIVE INSTRUMENTS

     GENERAL DESCRIPTION. As discussed in the Prospectus, the Fund may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), and options on futures contracts for any lawful purpose consistent with the Fund's investment objective, such as to hedge the Fund's portfolio, risk management, or to attempt to enhance returns, but not for speculation.

     The use of these instruments is subject to applicable regulations of the Securities and Exchange Commission (the "SEC"), the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use these instruments will be limited by tax considerations.

     In addition to the products, strategies and risks described below and in the Prospectus, the Advisor may discover additional derivative instruments and other hedging techniques. These new opportunities may become available as the Advisor develops new techniques or as regulatory authorities broaden the range of permitted transactions. The Advisor may utilize these opportunities to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations and applicable regulatory authorities.

     SPECIAL RISKS OF THESE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1) Successful use of most of these instruments depends upon the Advisor's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Advisor is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

     (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

     For a discussion of the federal income tax treatment of the Fund's derivative instruments, see "Taxes -- Derivative Instruments" below.

     GENERAL LIMITATIONS ON CERTAIN DERIVATIVE TRANSACTIONS. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Pursuant to Rule 4.5 of the regulations under the Commodity Exchange Act (the "CEA"), the notice of eligibility includes representations that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such options positions are "in the money," do not exceed 5% of the Fund's net assets. Adoption of these guidelines does not limit the percentage of the Fund's assets at risk to 5%.

     In addition, (i) the aggregate value of securities underlying call options on securities written by the Fund or obligations underlying put options on securities written by the Fund determined as of the date the options are written will not exceed 50% of the Fund's net assets; (ii) the aggregate premiums paid on all options purchased by the Fund and which are being held will not exceed 20% of the Fund's net assets; (iii) the Fund will not purchase put or call options, other than hedging positions, if, as a result thereof, more than 5% of its total assets would be so invested; and (iv) the aggregate margin deposits required on all futures and options on futures transactions being held will not exceed 5% of the Fund's total assets.

     The foregoing limitations are not fundamental policies of the Fund and may be changed by the Corporation's Board of Directors without shareholder approval as regulatory agencies permit.

     Transactions using options (other than purchased options) expose the Fund to counter-party risk. To the extent required by SEC guidelines, the Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid high grade debt securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     In some cases, the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class or foreign country. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class or foreign country and is required by applicable SEC guidelines to set aside liquid assets in a segregated account to secure its obligations under the derivative instruments, the Advisor will measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets set aside in the segregated account (unless another interpretation is specified by applicable regulatory requirements).

     OPTIONS. The Fund may also purchase and write put and call options on securities, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for over-the-counter ("OTC") options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Techniques--Illiquid Securities." Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value.

     The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the other party to the transaction ("counter party") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any, particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     SPREAD TRANSACTIONS. The Fund may purchase covered spread options. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

     FUTURES CONTRACTS. The Fund may enter into futures contracts, including interest rate and index futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices and sales of futures as an offset against the effect of expected declines in securities prices. The Fund's futures transactions may be entered into for any lawful purpose consistent with the Fund's investment objective, such as hedging purposes, risk management, or to enhance returns, but not for speculation. The Fund may also write put options on interest rate futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than is purchasing the futures contract.

     To the extent required by regulatory authorities, the Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g. debt security) for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid, high grade debt securities, in an amount generally equal to 10% or less of the contract value. High grade securities include securities rated "A" or better by an NRSRO. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.


     FOREIGN CURRENCY-RELATED DERIVATIVE STRATEGIES--SPECIAL CONSIDERATIONS. The Fund may purchase and sell foreign currency on a spot basis, and may use currency-related derivatives instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (i.e., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Fund may use these instruments for hedging or any other lawful purpose consistent with its investment objective, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging. The Fund's use of currency-related derivative instruments will be directly related to the Fund's current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its portfolio investments. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.

     For example, the Fund might use currency-related derivative instruments to "lock in" a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. The Fund also might use currency-related derivative instruments when the Advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by the Fund. Furthermore, currency-related derivative instruments may be used for short hedges - for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

     In addition, the Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where the Advisor believes that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if the Fund owns securities denominated in a foreign currency and the Advisor believes that currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that the Advisor believes would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as "cross hedges." The effective use of currency-related derivative instruments by the Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

     The Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which the Advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The use of currency-related derivative instruments by the Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.
Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

     Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     When the Fund engages in a transaction in a currency-related derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, the Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately-negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Fund will enter into transactions in currency-related derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

     Purchasers and sellers of currency-related derivative instruments may enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract (or any other currency-related derivative instrument) at a time and price favorable to the Fund. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In the case of an exchange-traded instrument, the Fund will be able to close the position out only on an exchange which provides a market for the instruments. The ability to establish and close out positions on an exchange is subject to the maintenance of a liquid market, and there can be no assurance that a liquid market will exist for any instrument at any specific time. In the case of a privately-negotiated instrument, the Fund will be able to realize the value of the instrument only by entering into a closing transaction with the issuer or finding a third party buyer for the instrument. While the Fund will enter into privately-negotiated transactions only with entities who are expected to be capable of entering into a closing transaction, there can be no assurance that the Fund will in fact be able to enter into such closing transactions.

     The precise matching of currency-related derivative instrument amounts and the value of the portfolio securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the currency-related derivative instrument position has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase or sell OTC options on foreign currency only when the Advisor reasonably believes a liquid secondary market will exist for a particular option at any specific time.

     There will be a cost to the Fund of engaging in transactions in currency-related derivative instruments that will vary with factors such as the contract or currency involved, the length of the contract period and the market conditions then prevailing. The Fund may have to pay a fee or commission or, in cases where the instruments are entered into on a principal basis, foreign exchange dealers or other counterparties will realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, for example, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     When required by the SEC guidelines, the Fund will set aside permissible liquid assets in segregated accounts or otherwise cover its potential obligations under currency-related derivatives instruments. To the extent the Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of the Fund's assets are so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     The Advisor's decision to engage in a transaction in a particular currency-related derivative instrument will reflect the Advisor's judgment that the transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives and policies. In making such a judgment, the Advisor will analyze the benefits and risks of the transaction and weigh them in the context of the Fund's entire portfolio and objectives. The effectiveness of any transaction in a currency-related derivative instrument is dependent on a variety of factors, including the Advisor's skill in analyzing and predicting currency values and upon a correlation between price movements of the currency instrument and the underlying security. There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's use of currency-related derivative instruments is always subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.

     The Fund's dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Fund reserves the right to use currency-related derivatives instruments for different purposes and under different circumstances. Of course, the Fund is not required to use currency-related derivatives instruments and will not do so unless deemed appropriate by the Advisor. It also should be realized that use of these instruments does not eliminate, or protect against, price movements in the Fund's securities that are attributable to other (i.e., non-currency related) causes. Moreover, while the use of currency-related derivatives instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

FOREIGN INVESTMENT COMPANIES

     Some of the countries in which the Fund invests may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

HIGH-YIELD (HIGH-RISK) SECURITIES

     IN GENERAL. The Fund may invest up to 25% of its assets only in non-investment grade debt obligations rated in the fifth highest rating category (e.g., BB by S&P) or comparable unrated securities. Securities rated BB are considered the least speculative of non-investment grade obligations. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to the Appendix of this Statement of Additional Information for a discussion of securities ratings.

     EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. The lower-quality and comparable unrated securities market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such an economic downturn could severely disrupt the market for and adversely affect the value of such securities.

     All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

     As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market, and accordingly so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

     PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.

     CREDIT RATINGS. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality and comparable unrated securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated securities will be more dependent on the Advisor's credit analysis than would be the case with investments in investment-grade debt securities. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Advisor continually monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

     LIQUIDITY AND VALUATION. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     RECENT AND PROPOSED LEGISLATION. Recent legislation has been adopted, and from time to time proposals have been discussed, regarding new legislation designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers. An example of legislation is a recent law which requires federally insured savings and loan associations to divest their investments in these securities over time. It is not currently possible to determine the impact of the recent legislation or the proposed legislation on the lower-quality and comparable unrated securities market. However, it is anticipated that if additional legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

ILLIQUID SECURITIES

     The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). However, the Fund will not acquire illiquid securities if, as a result, they would comprise more than 15% of the value of the Fund's net assets (or such other amounts as may be permitted under the 1940 Act). The Board of Directors of the Corporation, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the "Securities Act"), including securities that may be resold pursuant to Rule 144A under the Securities Act, may be considered liquid. The Board of Directors has delegated to Strong Capital Management, Inc. (the "Advisor") the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Corporation's Board of Directors has directed the Advisor to look to such factors as (i) the nature of the market for a security (including the institutional private resale market), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors.

     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Directors. If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities which are not readily marketable, the Fund will take such steps as is deemed advisable, if any, to protect liquidity.

     The Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     Notwithstanding the above, the Advisor intends, as a matter of internal policy, to limit the Fund's investments in illiquid securities to 10% of its net assets.

LENDING OF PORTFOLIO SECURITIES

     The Fund is authorized to lend up to 33 1/3% of the total value of its portfolio securities to broker-dealers or institutional investors that the Advisor deems qualified, but only when the borrower maintains with the Fund's custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. However, the Fund does not presently intend to engage in such lending. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Advisor will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when retaining such rights is considered to be in the Fund's interest.

LOAN INTERESTS

     The Fund may acquire a loan interest (a "Loan Interest"). A Loan Interest is typically originated, negotiated, and structured by a U.S. or foreign commercial bank, insurance company finance company, or other financial institution (the "Agent") for a lending syndicate of financial institutions. The Agent typically administers and enforces the loan on behalf of the other lenders in the syndicate. In addition, an institution, typically but not always the Agent (the "Collateral Bank"), holds collateral (if any) on behalf of the lenders. These Loan Interests may take the form of participation interests in, assignments of or novations of a loan during its secondary distribution, or direct interests during a primary distribution. Such Loan Interests may be acquired from U.S. or foreign banks, insurance companies, finance companies, or other financial institutions who have made loans or are members of a lending syndicate or from other holders of Loan Interests. The Fund may also acquire Loan Interests under which the Fund derives its rights directly from the borrower. Such Loan Interests are separately enforceable by the Fund against the borrower and all payments of interest and principal are typically made directly to the Fund from the borrower. In the event that the Fund and other lenders become entitled to take possession of shared collateral, it is anticipated that such collateral would be held in the custody of a Collateral Bank for their mutual benefit. The Fund may not act as an Agent, a Collateral Bank, a guarantor or sole negotiator or structurer with respect to a loan.

     The Advisor will analyze and evaluate the financial condition of the borrower in connection with the acquisition of any Loan Interest. The Advisor also analyzes and evaluates the financial condition of the Agent and, in the case of Loan Interests in which the Fund does not have privity with the borrower, those institutions from or through whom the Fund derives its rights in a loan (the "Intermediate Participants").

     In a typical loan the Agent administers the terms of the loan agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. The Fund will generally rely upon the Agent or an Intermediate Participant to receive and forward to the Fund its portion of the principal and interest payments on the loan. Furthermore, unless under the terms of a participation agreement the Fund has direct recourse against the borrower, the Fund will rely on the Agent and the other members of the lending syndicate to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The seller of the Loan Interest usually does, but is often not obligated to, notify holders of Loan Interests of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the participants in the loan. The Agent is compensated by the borrower for providing these services under a loan agreement, and such compensation may include special fees paid upon structuring and funding the loan and other fees paid on a continuing basis. With respect to Loan Interests for which the Agent does not perform such administrative and enforcement functions, the Fund will perform such tasks on its own behalf, although a Collateral Bank will typically hold any collateral on behalf of the Fund and the other lenders pursuant to the applicable loan agreement.

     A financial institution's appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the loan agreement should remain available to holders of Loan Interests. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan interest, or suffer a loss of principal and/or interest. In situations involving Intermediate Participants similar risks may arise.

     Purchasers of Loan Interests depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

MATURITY

     A Fund's average portfolio maturity represents an average based on the actual stated maturity dates of the debt securities in a Fund's portfolio, except that (i) variable-rate securities are deemed to mature at the next interest-rate adjustment date, (ii) debt securities with put features are deemed to mature at the next put-exercise date, (iii) the maturity of mortgage-backed securities is determined on an "expected life" basis as determined by the Advisor, and (iv) securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of futures contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. In addition, a security that is subject to redemption at the option of the issuer on a particular date (the "call date"), which is prior to the security's stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average portfolio maturity when the Advisor reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average portfolio maturity of a Fund is dollar-weighted based upon the market value of a Fund's securities at the time of the calculation.

MORTGAGE- AND ASSET-BACKED SECURITIES

     Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association and the Federal National Mortgage Association, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.

     The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt securities. Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.

     The Fund may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases such market value may be extremely volatile. With respect to certain stripped securities, such as interest only and principal only classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

REPURCHASE AGREEMENTS

     The Fund may invest in repurchase agreements. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. If the value of such securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement will be required to provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. The Fund may, under certain circumstances, deem repurchase agreements, collateralized by U.S. government securities to be investments in U.S. government securities.

SHORT-TERM CASH MANAGEMENT

     From time to time the Advisor may determine to use a non-affiliated money market fund to manage some or all of the Fund's short-term cash positions. The Advisor will do this only when the Advisor reasonably believes that this action will result in a return to the Fund that is equal to, or better than, the return that could be achieved by direct investments in money market instruments. In such cases, to ensure no double charging of fees, the Advisor will credit any management or other fees of the non-affiliated money market fund against the Advisor's management fee.


SHORT SALES AGAINST THE BOX

     The Fund may sell securities short against the box to hedge unrealized gains on portfolio securities. Selling securities short against the box involves selling a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

TEMPORARY DEFENSIVE POSITION

     When the Advisor determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed income securities, including U.S. government securities, commercial paper, banker's acceptances, certificates of deposit, and time deposits.


VARIABLE- OR FLOATING-RATE SECURITIES

     The Fund may invest in securities which offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

     Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on 7 days notice; in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year. Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. When considering the maturity of any instrument which may be sold or put to the issuer or a third party, the Fund may consider that instrument's maturity to be shorter than its stated maturity.

     Variable-rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Fund's Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Advisor, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio.

     The Fund will not invest more than 15% of its net assets in variable- and floating-rate demand obligations that are not readily marketable (a variable- or floating-rate demand obligation that may be disposed of on not more than seven days notice will be deemed readily marketable and will not be subject to this limitation). (See "Illiquid Securities" and "Investment Restrictions.") In addition, each variable- or floating-rate obligation must meet the credit quality requirements applicable to all the Fund's investments at the time of purchase. When determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

     In determining the Fund's weighted average portfolio maturity, the Fund will consider a floating or variable rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (i) variable rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature, (ii) variable rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand, and (iii) floating rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable and floating rate securities generally are subject to less principal fluctuation than securities without these attributes since the securities usually trade at par following the readjustment in the interest rate.

WARRANTS

     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. The Fund will not purchase warrants, valued at the lower of cost or market value, in excess of 5% of the Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on any stock exchange. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

WHEN-ISSUED SECURITIES

     The Fund may from time to time purchase securities on a "when-issued" basis. The price of debt securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest on debt securities accrues to the Fund. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value or income will be adversely affected by its purchases of securities on a when-issued basis.

     The Fund will maintain cash and marketable securities equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then-available cash flow, sale of the securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).


                   DIRECTORS AND OFFICERS OF THE CORPORATION

     Directors and officers of the Corporation, together with information as to their principal business occupations during the past five years, and other information are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk (*). Each officer and director holds the same positions with the 26 registered open-end management investment companies consisting of 37 mutual funds, which comprise the Strong Family of Funds. The Strong Family of Funds, in the aggregate, pays each Director who is not a director, officer, or employee of the Advisor, or any affiliated company (a "disinterested director") an annual fee of $50,000, plus $100 per Board meeting for each mutual fund. In addition, each disinterested director is reimbursed by the mutual funds for travel and other expenses incurred in connection with attendance at such meetings. Other officers and directors of the mutual funds receive no compensation or expense reimbursement from the mutual funds.

*RICHARD S. STRONG (DOB 5/12/42), Chairman of the Board and Director of the Corporation.

     Prior to August 1985, Mr. Strong was Chief Executive Officer of the Advisor, which he founded in 1974. Since August 1985, Mr. Strong has been a Security Analyst and Portfolio Manager of the Advisor. In October 1991, Mr. Strong also became the Chairman of the Advisor. Mr. Strong is a director of the Advisor. Since October 1993, Mr. Strong has been Chairman and a director of the Fund's underwriter, Strong Funds Distributors, Inc.; a Wisconsin
corporation and direct subsidiary of the Advisor ("Distributor").   Mr. Strong
has been in the investment management business since 1967.   Mr. Strong has
served the Fund as director and chairman since April 1996.

MARVIN E. NEVINS (DOB 7/9/18), Director of the Corporation.

     Private Investor. From 1945 to 1980, Mr. Nevins was Chairman of Wisconsin Centrifugal Inc.; a foundry. From July 1983 to December 1986, he was Chairman of General Casting Corp., Waukesha, Wisconsin, a foundry. Mr. Nevins is a former Chairman of the Wisconsin Association of Manufacturers & Commerce. He was also a regent of the Milwaukee School of Engineering and a member of the Board of Trustees of the Medical College of Wisconsin. Mr. Nevins has served the Fund as a director since April 1996.

WILLIE D. DAVIS (DOB 7/24/34), Director of the Corporation.

     Mr. Davis has been director of Alliance Bank Since 1980, Sara Lee Corporation (a food/consumer products company) since 1983, KMart Corporation (a discount consumer products company) since 1985, YMCA Metropolitan - Los Angeles since 1985, Dow Chemical Company since 1988, MGM Grand, Inc. (an entertainment/hotel company) since 1990, WICOR, Inc. (a utility company) since 1990, Johnson Controls, Inc. (an industrial company) since 1992, L.A. Gear (a footwear/sportswear company) since 1992, and Rally's Hamburger, Inc. since 1994. Mr. Davis has been a trustee of the University of Chicago since 1980, Marquette University since 1988, and Occidental College since 1990. Since 1977, Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc. Mr. Davis was a director of the Fireman's Fund (an insurance company) from 1975 until 1990. Mr. Davis has served the Fund as a director since April 1996.

*JOHN DRAGISIC (DOB 11/26/40), President and Director of the Corporation.

     Mr. Dragisic has been Presdent of the Advisor since October 1995 and a director of the Advisor, Holdings, and Distributor since July 1994. Mr. Dragisic served as Vice President of the Advisor from July 1994 until October 1995. Mr. Dragisic was the President and Chief Executive Officer of Grunau Company, Inc. (a mechanical contracting and engineering firm), Milwaukee, Wisconsin from 1987 until July 1994. From 1981 to 1987, he was an Executive Vice President with Grunau Company, Inc. From 1969 until 1973, Mr. Dragisic worked for the InterAmerican Development Bank. Mr. Dragisic received his Ph.D. in Economics in 1971 from the University of Wisconsin - Madison and his B.A. degree in Economics in 1962 from Lake Forest College. Mr. Dragisic has served the Fund as President and a director since April 1996.

STANLEY KRITZIK (DOB 1/9/30), Director of the Corporation.

     Mr. Kritzik has been a Partner of Metropolitan Associates since 1962, a Director of Aurora Health Care since 1987, and Health Network Ventures, Inc. since 1992. Mr. Kritzik has served the Fund as a director since April 1996.

WILLIAM F. VOGT (DOB 7/19/47), Director of the Corporation.

     Mr. Vogt has been the President of Vogt Management Consulting, Inc. since 1990. From 1982 until 1990, he served as Executive Director of University Physicians of the University of Colorado. Mr. Vogt is the Past President of the Medical Group Management Association and a Fellow of the American College of Medical Practice Executives. He has served the Fund as a director since April 1996.

LAWRENCE A. TOTSKY (DOB 5/6/59), C.P.A., Vice President of the Corporation.

     Mr. Totsky has been Senior Vice President of the Advisor since December 1994. Mr. Totsky acted as the Advisor's Manager of Shareholder Accounting and Compliance from June 1987 to June 1991 when he was named Director of Mutual Fund Administration. Mr. Totsky has served the Fund as a Vice President since April 1996.

THOMAS P. LEMKE (DOB 7/30/54), Vice President of the Corporation.

     Mr. Lemke has been Senior Vice President, Secretary, and General Counsel of the Advisor since September 1994. For two years prior to joining the Advisor, Mr. Lemke acted as Resident Counsel for Funds Management at J.P. Morgan & Co., Inc. From February 1989 until April 1992, Mr. Lemke acted as Associate General Counsel to Sanford C. Bernstein Co., Inc. For two years prior to that, Mr. Lemke was Of Counsel at the Washington, D.C. law firm of Tew Jorden & Schulte, a successor of Finley, Kumble Wagner. From August 1979 until December 1986, Mr. Lemke worked at the Securities and Exchange Commission, most notably as the Chief Counsel to the Division of Investment Management (November 1984 - December 1986), and as Special Counsel to the Office of Insurance Products, Division of Investment Management (April 1982 - October 1984). Mr. Lemke has served the Fund as a Vice President since April 1996.

ANN E. OGLANIAN (DOB 12/7/61), Vice President and Secretary of the Corporation.

     Ms. Oglanian has been an Associate Counsel of the Advisor since January 1992. Ms. Oglanian acted as Associate Counsel for the Chicago-based investment management firm, Kemper Financial Services, Inc.; from June 1988 until December 1991. Ms. Oglanian has served the Fund as a Vice President and Secretary since April 1996.

JOHN S. WEITZER (DOB 10/31/67), Vice President of the Funds.

     Mr. Weitzer has been an Associate Counsel to the Advisor since July 1993. Mr. Weitzer has served the Fund as a Vice President since April 1996.

RONALD A. NEVILLE (DOB 5/21/47), C.P.A., Treasurer of the Corporation.

     Mr. Neville has been the Senior Vice President and Chief Financial Officer of the Advisor since January 1995. For fourteen years prior to that, Mr. Neville worked at Twentieth Century Companies, Inc., most notably as Senior Vice President and Chief Financial Officer (1988 until December 1994). Mr. Neville received his M.B.A. in 1972 from the University of Missouri - Kansas City and his B.A. degree in Business Administration and Economics in 1969 from Drury College. Mr. Neville has served the Fund as a Treasurer since April 1996.

     Except for Messrs. Nevins, Davis, Kritzik and Vogt, the address of all of the above persons is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Nevins' address is 6075 Pelican Bay Boulevard, Naples, Florida 33963. Mr. Davis' address is 161 North La Brea, Inglewood, California 90301. Mr. Kritzik's address is 1123 North Astor Street, P.O. Box 92547, Milwaukee, Wisconsin 53202-0547. Mr. Vogt's address is 2830 Third Street Avenue, Denver, Colorado 80206.

     As of May 1, 1996, the officers and directors of the Corporation in the aggregate beneficially owned 25,000 shares of common stock of the Fund, which was 100% of the Fund's then outstanding shares.

                             PRINCIPAL SHAREHOLDERS

     As of May 1, 1996, the Advisor owned both of record and beneficially, and Mr. Strong, who controls the Advisor, owned beneficially, 25,000 shares (100%) of the outstanding shares of the Fund.

                       INVESTMENT ADVISOR AND DISTRIBUTOR

     The Advisor to the Fund is Strong Capital Management, Inc. Mr. Richard S. Strong controls the Advisor. Mr. Strong is the Chairman and a director of the Advisor, Mr. Dragisic is the Vice Chairman and a director of the Advisor, Mr. Totsky is a Senior Vice President of the Advisor, Mr. Lemke is a Senior Vice President, Secretary and General Counsel of the Advisor, Mr. Neville is a Senior Vice President and Chief Financial Officer of the Advisor, and Ms. Oglanian and Mr. Weitzer are Associate Counsel of the Advisor. A brief description of the Fund's investment advisory agreement ("Advisory Agreement") is set forth in the Prospectus under "Management."

     The Fund's Advisory Agreement is dated April __, 1996, and will remain in effect as to the Fund for a period of two years. The Advisory Agreement was approved by the Fund's initial shareholder on April __, 1996. Thereafter, the Advisory Agreement is required to be approved annually by the Board of Directors of the Corporation or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). In either case, each annual renewal must also be approved by the vote of a majority of the Corporation's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable, without penalty, on 60 days' written notice by the Board of Directors of the Corporation, by vote of a majority of the Fund's outstanding voting securities, or by the Advisor. In addition, the Advisory Agreement will terminate automatically in the event of its assignment.

     Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments subject to the supervision of the Corporation's Board of Directors. The Advisor is responsible for investment decisions and supplies investment research and portfolio management. At its expense, the Advisor provides office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund. The Advisor places all orders for the purchase and sale of the Fund's securities at its expense.

     Except for expenses assumed by the Advisor as set forth above or by the Distributor as described below with respect to the distribution of the Fund's shares, the Fund is responsible for all its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses; expenses of issue, sale, repurchase, or redemption of shares; expenses of registering or qualifying shares for sale; expenses for printing and distribution costs of prospectuses and quarterly financial statements mailed to existing shareholders; charges of custodians, transfer agent fees (including the printing and mailing of reports and notices to shareholders), fees of registrars, fees for auditing and legal services, fees for clerical services related to recordkeeping and shareholder relations, the cost of stock certificates and fees for directors who are not "interested persons" of the Advisor; and its allocable share of the Corporation's expenses.

     As compensation for its services, the Fund pays to the Advisor a monthly management fee at the annual rate of .625% of the Fund's average daily net asset value. (See "Additional Information - Calculation of Net Asset Value" in the Prospectus.) From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Fund.

     The Advisory Agreement requires the Advisor to reimburse the Fund in the event that the expenses and charges payable by the Fund in any fiscal year, including the management fee but excluding taxes, interest, brokerage commissions, and similar fees and to the extent permitted extraordinary expenses, exceed that percentage of the average net asset value of the Fund for such year. Such excess is determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the Fund's shares are qualified for sale; or if the states in which the Fund's shares are qualified for sale impose no restrictions, the Advisor shall reimburse the Fund in the event the expenses and charges payable by the Fund in any fiscal year (as described above) exceed 2%. The most restrictive percentage limitation currently applicable to the Fund is 2.5% of its average daily net assets up to $30,000,000, 2% on the next $70,000,000 of its average daily net assets and 1.5% of its average daily net assets in excess of $100,000,000. Reimbursement of expenses in excess of the applicable limitation will be made on a monthly basis and will be paid to the Fund by reduction of the Advisor's fee, subject to later adjustment month by month for the remainder of the Fund's fiscal year. The Advisor may from time to time absorb expenses for the Fund in addition to the reimbursement of expenses in excess of applicable limitations.

     On July 12, 1994, the SEC filed an administrative action (Order) against the Advisor, Mr. Strong, and another employee of the Advisor in connection with conduct that occurred between 1987 and early 1990. In re Strong/Corneliuson Capital Management, Inc.; et al. Admin. Proc. File No. 3-8411. The proceeding was settled by consent without admitting or denying the allegations in the Order. The Order alleged that the Advisor and Mr. Strong aided and abetted violations of Section 17(a) of the 1940 Act by effecting trades between mutual funds, and between mutual funds and Harbour Investments Ltd. ("Harbour"), without complying with the exemptive provisions of SEC Rule 17a-7 or otherwise obtaining an exemption. It further alleged that the Advisor violated, and Mr. Strong aided and abetted violations of, the disclosure provisions of the 1940 Act and the Investment Advisers Act of 1940 by misrepresenting the Advisor's policy on personal trading and by failing to disclose trading by Harbour, an entity in which principals of the Advisor owned between 18 and 25 percent of the voting stock. As part of the settlement, the respondents agreed to a censure and a cease and desist order and the Advisor agreed to various undertakings, including adoption of certain procedures and a limitation for six months on accepting certain types of new advisory clients.

     The staff of the U.S. Department of Labor (the "Staff") has contacted the Advisor regarding alleged cross-trading of securities between 1987 and early 1990 involving various customer accounts subject to the Employee Retirement Security Act of 1974 ("ERISA") and managed by the Advisor. The Advisor has informed the Staff of the basis for its position that the trades complied with ERISA and that, in any event, any alleged noncompliance was not the cause of any losses to the accounts. The Staff has stated that it disagrees with the Advisor's positions, although to date it has not filed any action against the Advisor. At this time, the Advisor is negotiating with the Staff regarding a possible resolution of the matter, but it cannot presently determine whether the matter will be settled or litigated or, if it is settled or litigated, how it ultimately will be resolved. However, management presently believes, based on current knowledge and the Advisor's insurance coverage, that the ultimate resolution of this matter should not have a material adverse effect on the Advisor's financial position.

     The Advisor has adopted a Code of Ethics (the "Code") which governs the personal trading activities of all "Access Persons" of the Advisor. Access Persons include every director and officer of the Advisor and the investment companies managed by the Advisor, including the Fund, as well as certain employees of the Advisor who have access to information relating to the purchase or sale of securities by the Advisor on behalf of accounts managed by it. The Code is based upon the principal that such Access Persons have a fiduciary duty to place the interests of the Advisor's clients ahead of their own.

     The Code requires Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the Fund) to, among other things, preclear their securities transactions (with limited exceptions, such as transactions in shares of mutual funds, direct obligations of the U.S. government and certain options on broad-based securities market indexes) and to execute such transactions through the Advisor's trading department. The Code, which applies to all Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the Fund), includes a ban on acquiring any securities in an initial public offering, other than a new offering of a registered open-end investment company, and a prohibition from profiting on short-term trading in securities. In addition, no Access Person may purchase or sell any security which, at the time, is being purchased or sold, or to the knowledge of the Access Person, is being considered for purchase or sale, by the Advisor on behalf of any mutual fund or other account managed by it. Finally, the Code provides for trading "black out" periods which prohibit trading by Access Persons who are portfolio managers within seven calendar days of trading in the same securities by any mutual fund or other account managed by the portfolio manager.

     Under a Distribution Agreement dated April __, 1996 with the Corporation (the "Distribution Agreement"), Strong Funds Distributors, Inc. ("Distributor"), a subsidiary of the Advisor, acts as underwriter of the Fund's shares. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. Shares are only offered and sold to the separate accounts of certain insurance companies. Since the Fund is a "no-load" fund, no sales commissions are charged on the purchase of Fund shares. Certain sales charges may apply to the variable annuity or life insurance contract, which should be described in the prospectus of the insurance company's separate account. The Distribution Agreement further provides that the Distributor will bear the additional costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and other costs attributable to the distribution of the Fund's shares. The Distributor is an indirect subsidiary of the Advisor and controlled by the Advisor and Richard S. Strong. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's investment business and the negotiation of the commissions to be paid on such transactions. It is the policy of the Advisor to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Advisor or the Fund. In over-the-counter transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained using a broker. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. In selecting broker-dealers and in negotiating commissions, the Advisor considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of the research and research services provided by the broker. Brokerage will not be allocated based on the sale of any shares of the Strong Funds.

     Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of the brokerage and research services provided by the broker or dealer. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

     In carrying out the provisions of the Advisory Agreement, the Advisor may cause the Fund to pay a broker, which provides brokerage and research services to the Advisor, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction. The Advisor believes it is important to its investment decision-making process to have access to independent research. The Advisory Agreement provides that such higher commissions will not be paid by the Fund unless (a) the Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Advisor's overall responsibilities with respect to the accounts as to which it exercises investment discretion; (b) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Advisory Agreement; and (c) in the opinion of the Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. The investment management fee paid by the Fund under the Advisory Agreement is not reduced as a result of the Advisor's receipt of research services.

     Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are received primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data, computer hardware and software, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to the Advisor by or through brokers. Such brokers may pay for all or a portion of computer hardware and software costs relating to the pricing of securities.

     Where the Advisor itself receives both administrative benefits and research and brokerage services from the services provided by brokers, it makes a good faith allocation between the administrative benefits and the research and brokerage services, and will pay for any administrative benefits with cash. In making good faith allocations of costs between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of the Advisor's allocation of the costs of such benefits and services between those that primarily benefit the Advisor and those that primarily benefit the Fund and other advisory clients.

     From time to time, the Advisor may purchase securities for the Fund in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling the securities to the Fund and other advisory clients, provide the Advisor with research. The National Association of Securities Dealers has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

     Each year, the Advisor considers the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempts to allocate a portion of the brokerage business of the Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon the Advisor's evaluation of all applicable considerations.

     During its last fiscal year, the Advisor had an arrangement with various brokers whereby, in consideration of the providing of research services, the Advisor allocated brokerage to those firms, provided that their brokerage and research services were satisfactory to the Advisor and their execution capabilities were compatible with the Advisor's policy of seeking best execution at the best security price available, as discussed above.

     The Advisor may direct the purchase of securities on behalf of the Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When the Advisor believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover and associated brokerage expenses.

     The Advisor places portfolio transactions for other advisory accounts, including other mutual funds managed by the Advisor. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts (including the Fund) managed by the Advisor. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of the Advisor, such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.

     The Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.

                                   CUSTODIAN

     As custodian of the Fund's assets, Firstar Trust Company, P.O. Box 761, Milwaukee, Wisconsin 53201, has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by officers of the Corporation. The custodian is in no way responsible for any of the investment policies or decisions of the Fund.

                  TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

     The Advisor acts as transfer agent and dividend-disbursing agent for the Fund at no cost.

                            ADMINISTRATIVE SERVICES

     From time to time the Fund and/or the Advisor may enter into arrangements under which certain administrative services may be performed by the insurance companies that purchase shares in the Fund. These administrative services may include, among other things, responding to ministerial inquiries concerning the Fund's investment objective, investment program, policies and performance, transmitting, on behalf of the Fund, proxy statements, annual reports, updated prospectuses, and other communications regarding the Fund, and providing only related services as the Fund or its shareholders may reasonably request. Depending on the arrangements, the Fund and/or Advisor may compensate such insurance companies or their agents directly or indirectly for the administrative services. To the extent the Fund compensates the insurance company for these services, the Fund will pay the insurance company an annual fee that will vary depending upon the number of contract holders that utilize the Fund as the funding medium for their contracts. The insurance company may impose other account or service charges. See the prospectus for the separate account of the insurance company for additional information regarding such charges.

                                     TAXES

GENERAL

     As indicated under "Additional Information - Distributions and Taxes" in the Prospectus, the Fund intends to continue to qualify annually for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). This qualification does not involve government supervision of the Fund's management practices or policies.

     In order to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months - options or futures (other than those on foreign currencies), or foreign currencies (or options, futures, or forward contracts thereon) that are not directly related to the Fund's principal business or investing in securities (or options and futures with respect to securities) ("30% Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

     In addition, the Fund must satisfy the diversification requirements of
Section 817(h) of the Code. In general, for the Fund to meet these investment diversification requirements, Treasury regulations require that no more than 55% of the total value of the assets of the Fund may be represented by any one investment, no more than 70% by two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. With respect to the United States Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each governmental agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the last day of each calendar year quarter. There is a 30-day period after the end of each calendar year quarter in which to cure any non-compliance with these requirements.

FOREIGN TRANSACTIONS

     Interest and dividends received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     The Fund maintains its accounts and calculates its income in U.S. dollars. In general, gain or loss (1) from the disposition of foreign currencies and forward currency contracts, (2) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (3) attributable to fluctuations in exchange rates between the time the Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss. A foreign-currency-denominated debt security acquired by the Fund may bear interest at a high normal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations; in that case, the Fund would be required to include the interest in income as it accrues but generally would realize a currency loss with respect to the principal only when the principal was received (through disposition or upon maturity).

     The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which probably would have to be distributed to its shareholders to satisfy the Distribution Requirement -- even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     The "Tax Simplification and Technical Corrections Bill of 1993," passed in May 1994 by the House of Representatives would substantially modify the taxation of U.S. shareholders of foreign corporations, including eliminating the provisions described above dealing with PFICs and replacing them (and other provisions) with a regulatory scheme involving entities called "passive foreign corporations." Three similar bills were passed by Congress in 1991 and 1992 and were vetoed. It is unclear at this time whether, and in what form, the proposed modifications may be enacted into law.

     Pursuant to proposed regulations, open-end RICs such as the Fund would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

DERIVATIVE INSTRUMENTS

     The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures (other than those on foreign currencies) will be subject to the 30% Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, futures, and forward contracts on foreign currencies, that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect to securities) also will be subject to the 30% Limitation if they are held for less than three months.

     If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the 30% Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund intends that, when it engages in hedging strategies, the hedging transactions will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all of the Fund's hedging transactions. To the extent this treatment is not available or is not elected by the Fund, it may be forced to defer the closing out of certain options, futures, or forward currency contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

     For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on options, futures, and forward currency contracts that are subject to section 1256 of the Code ("Section 1256 Contracts") and are held by the Fund as of the end of the year, as well as gains and losses on Section 1256 Contracts actually realized during the year. Except for Section 1256 Contracts that are part of a "mixed straddle" and with respect to which the Fund makes a certain election, any gain or loss recognized with respect to Section 1256 Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Section 1256 Contract. Unrealized gains on Section 1256 Contracts that have been held by the Fund for less than three months as of the end of its taxable year, and that are recognized for federal income tax purposes as described above, will not be considered gains on investments held for less than three months for purposes of the 30% Limitation.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

     The Fund may acquire zero-coupon, step-coupon, or other securities issued with original issue discount. As a holder of those securities, the Fund must include in its income the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its income securities it receives as "interest" on pay-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions may be made from the proceeds on sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income or net capital gain, or both.
In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the 30% Limitation, any such gains would reduce the Fund's ability to sell other securities, or certain options, futures, or forward currency contracts, held for less that three months that it might wish to sell in the ordinary course of its portfolio management.

     The foregoing federal tax discussion as well as the tax discussion contained within the Prospectus under "Additional Information - Distributions and Taxes" is intended to provide you with an overview of the impact of federal income tax provisions on the Fund or its shareholders. These tax provisions are subject to change by legislative or administrative action at the federal, state, or local level, and any changes may be applied retroactively. Any such action that limits or restricts the Fund's current ability to pass-through earnings without taxation at the Fund level, or otherwise materially changes the Fund's tax treatment, could adversely affect the value of a shareholder's investment in the Fund. Because the Fund's taxes are a complex matter, you should consult your tax adviser for more detailed information concerning the taxation of the Fund and the federal, state, and local tax consequences to shareholders of an investment in the Fund.

                        DETERMINATION OF NET ASSET VALUE

     A more complete discussion of the Fund's determination of net asset value is contained in the Prospectus. Generally, the net asset value of the Fund will be determined as of the close of trading on each day the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is open for trading Monday through Friday except New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

                               FUND ORGANIZATION

     The Fund is a series of Strong Variable Insurance Funds, Inc., a Wisconsin corporation (the "Corporation"). The Corporation (formerly known as Strong Discovery Fund II, Inc., formerly known as Strong D Fund, Inc.) was organized on December 28, 1990 and is authorized to issue 10,000,000,000 shares of common stock and series and classes of series of shares of common stock, with a par value of $.00001 per share. The Corporation is authorized to issue 300,000,000 shares of common stock of the Fund. Each share of the Corporation has one vote, and all shares of a series participate equally in dividends and other capital gains distributions and in the residual assets of that Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares. Shares of the Corporation have no preemptive, conversion, or subscription rights. The Corporation currently has six series of common stock outstanding. The assets belonging to each series of shares is held separately by a custodian, and in effect each series is a separate fund. All holders of shares of the Corporation would vote on each matter presented to shareholders for action except with respect to any matter which affects only one or more series or classes, in which case only the shares of the affected series or class shall be entitled to vote. Because of current federal securities law requirements the Corporation expects that its shareholders will offer to owners of variable annuity and variable life insurance contracts the opportunity to instruct them as to how shares allocable to their contracts will be voted with respect to certain matters, such as approval of changes to the investment advisory agreement. The Wisconsin Business Corporation Law permits registered investment companies, such as the series of the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Corporation has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

     The Corporation's Bylaws allow for a director to be removed by its shareholders with or without cause, only at a meeting called for the purpose of removing the director. Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Corporation shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. The Secretary shall inform such shareholders of the reasonable estimated costs of preparing and mailing the notice of the meeting, and upon payment to the Corporation of such costs, the Corporation shall give not less than ten nor more than sixty days notice of the special meeting.

                            PERFORMANCE INFORMATION

     As described under "Additional Information - Performance Information" in the Prospectus, the Fund's historical performance or return may be shown in the form of "yield," "average annual total return," "total return," and "cumulative total return." From time to time, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain expenses for the Fund. Total returns contained in advertisements include the effect of deducting the Fund's expenses, but may not include charges and expenses attributable to any particular insurance product. Since shares may only be purchased by the separate accounts of certain insurance companies, contracts owners should carefully review the prospectus of the separate account for information on fees and expenses. Excluding such fees and expenses from the Fund's total return quotations has the effect of increasing the performance quoted.

YIELD

     The Fund's yield is computed in accordance with a standardized method prescribed by rules of the SEC. Under that method, the current yield quotation for the Fund is based on a one month or 30-day period. The yield is computed by dividing the net investment income per share earned during the 30-day or one month period by the maximum offering price per share on the last day of the period, according to the following formula:


                        YIELD = 2[( a-b + 1)6 - 1]
                                    ---
                                    cd


       Where:  a = dividends and interest earned during the period.
               b = expenses accrued for the period (net of reimbursements).
               c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
               d = the maximum offering price per share on the last day of the period.


     In computing yield, the Fund follows certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Fund uses to prepare annual and interim financial statements in conformity with generally accepted accounting principles.

DISTRIBUTION RATE

     The distribution rate is computed, according to a non-standardized formula, by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

AVERAGE ANNUAL TOTAL RETURN

     The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is found by first taking a hypothetical $10,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and one is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period.

TOTAL RETURN

     Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

CUMULATIVE TOTAL RETURN

     Calculation of the Fund's cumulative total return is not subject to a standardized formula and represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

     The Fund's performance figures are based upon historical results and do not represent future performance. The Fund's shares are sold at net asset value per share. The Fund's returns and net asset value will fluctuate and shares are redeemable at the then current net asset value of the Fund, which may be more or less than original cost. Factors affecting the Fund's performance include general market conditions, operating expenses, and investment management. Any additional fees charged by an insurance company or other financial services firm would reduce the returns described in this section.

COMPARISONS

(1)  U.S. TREASURY BILLS, NOTES, OR BONDS
     Investors may also wish to compare the performance of the Fund to that of United States Treasury bills, notes, or bonds, which are issued by the U.S. government, because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the United States Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity.

(2)  CERTIFICATES OF DEPOSIT
     Investors may wish to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit represent an alternative income producing product. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

(3)  MONEY MARKET FUNDS
     Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and an investment in money market fund shares is neither insured nor guaranteed by the U.S. government, but share values usually remain stable.

(4) LIPPER ANALYTICAL SERVICES, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS
     From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds, with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gain dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

(5)  MORNINGSTAR, INC.
     The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of the Fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

(6)  VARDS REPORT
     The Fund's performance may also be compared to the performance of other variable annuity products in general or to the performance of particular types of variable annuity products, with similar investment goals, as tracked by the VARDS Report (Variable Annuity Research and Data Service Report) produced by Financial Planning Resources, Inc. The VARDS Report is a monthly performance analysis of the variable annuity industry.

(7)  INDEPENDENT SOURCES
     Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for Fund performance information and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Morningstar, Inc., Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

(8)  VARIOUS BANK PRODUCTS
     The Fund's performance also may be compared on a before or after-tax basis to various bank products, including the average rate of bank and thrift institution money market deposit accounts, Super N.O.W. accounts and certificates of deposit of various maturities as reported in the Bank Rate Monitor, National Index of 100 leading banks, and thrift institutions as published by the Bank Rate Monitor, Miami Beach, Florida. The rates published by the Bank Rate Monitor National Index are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 large banks and thrifts in the top ten Consolidated Standard Metropolitan Statistical Areas. The rates provided for the bank accounts assume no compounding and are for the lowest minimum deposit required to open an account. Higher rates may be available for larger deposits.

     With respect to money market deposit accounts and Super N.O.W. accounts, account minimums range upward from $2,000 in each institution and compounding methods vary. Super N.O.W. accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Generally, the rates offered for these products take market conditions and competitive product yields into consideration when set. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of the Fund fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty.

(9)  INDICES
     The Fund may compare its performance to a wide variety of indices including the following:

      (a)  The Consumer Price Index
      (b)  Merrill Lynch 91 Day Treasury Bill Index
      (c)  Merrill Lynch Government/Corporate 1-3 Year Index
      (d)  IBC/Donoghue's Taxable Money Fund Average(TM)
      (e)  IBC/Donoghue's Government Money Fund Average(TM)
      (f)  Salomon Brothers 1-Month Treasury Bill Index
      (g)  Salomon Brothers 3-Month Treasury Bill Index
      (h)  Salomon Brothers 1-Year Treasury Benchmark-on-the-Run Index
      (i)  Salomon Brothers 1-3 Year
           Treasury/Government-Sponsored/Corporate Bond Index
      (j)  Salomon Brothers Corporate Bond Index
      (k)  Salomon Brothers AAA, AA, A, BBB, and BB Corporate Bond
           Indexes
      (l)  Salomon Brothers Broad Investment-Grade Bond Index
      (m)  Salomon Brothers High-Yield BBB Index
      (n)  Lehman Brothers Aggregate Bond Index
      (o)  Lehman Brothers 1-3 Year Government/Corporate Bond Index
      (p)  Lehman Brothers Intermediate Government/Corporate Bond Index

      (q)  Lehman Brothers Intermediate AAA, AA, and A Corporate Bond
           Indexes
      (r)  Lehman Brothers Government/Corporate Bond Index
      (s)  Lehman Brothers Corporate Baa Index
      (t)  Lehman Brothers Intermediate Corporate Baa Index

(10) HISTORICAL ASSET CLASS RETURNS
     From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

(11) STRONG VARIABLE INSURANCE FUNDS
     The Strong Variable Insurance Funds offer a range of investment options. All of the members of the Strong Variable Insurance Funds and their investment objectives are listed below. The Funds are listed in ascending order of risk and return, as determined by the Funds' Advisor.
[CAPTION]

FUND NAME                             INVESTMENT OBJECTIVE
Strong Advantage Fund II              Current income with a very low degree
                                      of share-price fluctuation.
Strong Short-Term Bond Fund II        Total return by investing for a high
                                      level of current income with a low degree
                                      of share-price fluctuation.
Strong Government Securities Fund II  Total return by investing for a high level of current income with a moderate
                                      degree of share-price fluctuation.
Strong Asset Allocation Fund II       High total return consistent with
                                      reasonable risk over the long term.
Strong Special Fund II                Capital growth.
Strong Growth Fund II                 Capital growth.
Strong Discovery Fund II              Capital growth.
Strong International Stock Fund II    Capital growth.

     Each Fund may from time to time be compared to the other Funds in the Strong Variable Insurance Funds based on a risk/reward spectrum. In general, the amount of risk associated with any investment product is commensurate with that product's potential level of reward. The Strong Variable Insurance Funds' risk/reward continuum or any Fund's position on the continuum may be described or diagrammed in marketing materials. The Strong Variable Insurance Funds' risk/reward continuum positions the risk and reward potential of each Fund relative to the other Strong Variable Insurance Funds, but is not intended to position any Fund relative to other mutual funds or investment products. Marketing materials may also discuss the relationship between risk and reward as it relates to an individual investor's portfolio. Financial goals vary from person to person. You may choose one or more of the Strong Variable Insurance Funds to help you reach your financial goals.

     The Advisor also serves as advisor to the Strong Family of Funds, which is a retail fund complex composed of 26 open-end management investment companies.


ADDITIONAL FUND INFORMATION

(1) DURATION

     Duration is a calculation that measures the price sensitivity of the Fund to changes in interest rates. Theoretically, if the Fund had a duration of 2.0, a 1% increase in interest rates would cause the prices of the bonds in the Fund to decrease by approximately 2%. Conversely, a 1% decrease in interest rates would cause the prices of the bonds in the Fund to increase by approximately 2%. Depending on the direction of market interest rates, the Fund's duration may be shorter or longer than its average maturity.

(2)  PORTFOLIO CHARACTERISTICS

     In order to present a more complete picture of a Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

(3)  MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE

     Occasionally statistics may be used to specify Fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:


    Standard deviation = the square root of (x  -  x )2
                                              i     m
                                               n-1
where summation   = "the sum of",
                x = each individual return during the time period,
                 i
                x = the average return over the time period, and
                 m
                n = the number of individual returns during the time period.


     Statistics may also be used to discuss a fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost.

     Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.


                              GENERAL INFORMATION

BUSINESS PHILOSOPHY

     The Advisor is an independent, Midwestern-based investment advisor, owned by professionals active in its management. Recognizing that investors are the focus of its business, the Advisor strives for excellence both in investment management and in the service provided to investors. This commitment affects many aspects of the business, including professional staffing, product development, investment management, and service delivery. Through its commitment to excellence, the Advisor intends to benefit investors and to encourage them to think of Strong Funds as their mutual fund family.

     The increasing complexity of the capital markets requires specialized skills and processes for each asset class and style. Therefore, the Advisor believes that active management should produce greater returns than a passively managed index. The Advisor has brought together a group of top-flight investment professionals with diverse product expertise, and each concentrates on their investment specialty. The Advisor believes that people are the firm's most important asset. For this reason, continuity of professionals is critical to the firm's long-term success.

INVESTMENT ENVIRONMENT

     Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING

     These common sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863.

1. Have a plan - even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

2. Start investing as soon as possible. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

3. Diversify your portfolio. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

4. Invest regularly. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

5. Maintain a long-term perspective. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and principal loss.

6. Consider stocks to help achieve major long-term goals. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

7. Keep a comfortable amount of cash in your portfolio. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

8. Know what you're buying. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions... request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

                              PORTFOLIO MANAGEMENT

     The portfolio manager works with a team of analysts, traders, and administrative personnel. From time to time, marketing materials may discuss various members of the team, including their education, investment experience, and other credentials.

     The Advisor believes that actively managing the Fund's portfolio and adjusting the average portfolio maturity according to the Advisor's interest rate outlook is the best way to achieve the Fund's objectives. This policy is based on a fundamental belief that economic and financial conditions create favorable and unfavorable investment periods (or seasons) and that these different seasons require different investment approaches. Through its active management approach, the Advisor seeks to avoid or reduce any negative change in the Fund's net asset value per share during the periods of falling bond prices and provide consistently positive annual returns throughout the seasons of investment.

The  Advisor's investment philosophy includes the following basic beliefs:
1. Active management pursued by a team with a uniform discipline across the fixed income spectrum can produce results that are superior to those produced through passive management.
2. Controlling risk by making only moderate deviations from the defined benchmark is the cornerstone of successful fixed income investing.
3. Successful fixed income management is best pursued on a top-down basis utilizing fundamental techniques.

The investment process includes decisions made at four levels that are consistent with the Advisor's viewpoint of the path of economic activity, interest rates, and the supply of and demand for credit. The goal is to derive equivalent amounts of excess performance and risk control over the long run from each of the four levels of decision-making:

1. Duration. The Fund's portfolio duration is managed within a range relative to its benchmark.
2. Yield Curve. Modest overweights and underweights along the yield curve are made to benefit from changes in the yield curve's shape.
3. Sector/Quality. Sector weightings are generally maintained between zero and two times those of the benchmark.
4. Security Selection. Quantitative analysis drives issue selection in the Treasury and mortgage marketplace. Proactive credit research drives corporate issue selection.

Risk control is pursued at three levels:

1. Portfolio structure. In structuring the portfolio, the Advisor carefully considers such factors as position sizes, duration, benchmark characteristics, and the use of illiquid securities.
2. Credit research. Proactive credit research is used to identify issues which the Advisor believes will be candidates for credit upgrade. This research includes visiting company management, establishing appropriate values for credit ratings, and monitoring yield spread relationships.
3. Portfolio monitoring. Portfolio fundamentals are re-evaluated continuously, and buy/sell targets are established and generally adhered to.

                            INDEPENDENT ACCOUNTANTS

     Coopers & Lybrand L.L.P., 411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, have been selected as the independent accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

                                 LEGAL COUNSEL

     Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, acts as outside legal counsel for the Fund.

                                    APPENDIX

                                  BOND RATINGS

                         Standard & Poor's Debt Ratings

     A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

            1. Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

            2.   Nature of and provisions of the obligation.

            3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
     AAA Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE
     Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

     B Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

     CCC Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

     CC Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

     C Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI The rating 'CI' is reserved for income bonds on which no interest is being paid.

     D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                         MOODY'S LONG-TERM DEBT RATINGS

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                   FITCH INVESTORS SERVICE, INC. BOND RATINGS


     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

      AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

       A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.


     BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

     B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

    CCC Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C Bonds are in imminent default in payment of interest or principal.

  DDD,DD,
    and D   Bonds are in default on interest and/or principal payments.
            Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.


                   DUFF & PHELPS, INC. LONG-TERM DEBT RATINGS

     These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

     The Credit Rating Committee formally reviews all ratings once per quarter
(more frequently, if necessary).   Ratings of 'BBB-' and higher fall within the
definition of investment grade securities, as defined by bank and insurance supervisory authorities.



RATING SCALE  DEFINITION
AAA           Highest credit quality.  The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


AA+           High credit quality.  Protection factors are strong.  Risk is modest, but may
AA            vary slightly from time to time because of economic conditions.
AA-


A+            Protection factors are average but adequate.  However, risk factors are more
A             variable and greater in periods of economic stress.
A-


BBB+          Below-average protection factors but still considered sufficient for prudent
BBB           investment.  Considerable variability in risk during economic cycles.
BBB-


BB+           Below investment grade but deemed likely to meet obligations when due.
BB            Present or prospective financial protection factors fluctuate according to
BB-           industry conditions or company fortunes.  Overall quality may move up or down frequently within this category.


B+            Below investment grade and possessing risk that obligations will not be met
B             when due.  Financial protection factors will fluctuate widely according to
B-            economic cycles, industry conditions and/or company fortunes.  Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.


CCC           Well below investment grade securities.  Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends.
              Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.




DD            Defaulted debt obligations.  Issuer failed to meet scheduled principal and/or interest payments.
DP            Preferred stock with dividend arrearages.



                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

     A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

     A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

     C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

     D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


                         STANDARD & POOR'S NOTE RATINGS

     An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

      o Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

      o Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

     Note rating symbols and definitions are as follows:

     SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

     SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3 Speculative capacity to pay principal and interest.


                           MOODY'S SHORT-TERM RATINGS

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

                              MOODY'S NOTE RATINGS

     MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

     MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.


                FITCH INVESTORS SERVICE, INC. SHORT-TERM RATINGS

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

      F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

      F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

      F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

      F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

      D Default. Issues assigned this rating are in actual or imminent payment default.

      LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                  DUFF & PHELPS, INC. SHORT-TERM DEBT RATINGS

     Duff & Phelps' short-term ratings are consistent with the rating criteria used by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.



 RATING SCALE:           DEFINITION
 -------------           ----------

                         High Grade

      D-1+               Highest certainty of timely payment.  Short-Term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free
                         U.S. Treasury short-term obligations.

      D-1                Very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors.
                         Risk factors are minor.

      D-1-               High certainty of timely payment.  Liquidity factors are
                         strong and supported by good fundamental protection factors.  Risk factors are very small.

                         Good Grade

      D-2                Good certainty of timely payment.  Liquidity factors and
                         company fundamentals are sound.  Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good.  Risk factors are small.

                         Satisfactory Grade

      D-3                Satisfactory liquidity and other protection factors qualify issues as to investment grade.  Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                         Non-Investment Grade

      D-4                Speculative investment characteristics.  Liquidity is not
                         sufficient to insure against disruption in debt service.  Operating factors and market access may be subject to a high degree of variation.

                         Default

     D-5                 Issuer failed to meet scheduled principal and/or interest payments.

                                                    A-9



                   THOMSON BANKWATCH (TBW) SHORT-TERM RATINGS

     The TBW Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. TBW Short-Term Ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

     TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                            IBCA SHORT-TERM RATINGS

     IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt which has a maturity of less than one year.

      A1+ Obligations supported by the highest capacity for timely repayment and possess a particularly strong credit feature.

      A1   Obligations supported by the highest capacity for timely repayment.

      A2   Obligations supported by a good capacity for timely repayment.

      A3 Obligations supported by a satisfactory capacity for timely repayment.

      B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

      C Obligations for which there is a high risk of default or which are currently in default.

                     STRONG VARIABLE INSURANCE FUNDS, INC.

                                     PART C
                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)     Financial Statements:

                  (1) Discovery Fund II (all included or incorporated by reference in Parts A & B).

                          Schedule of Investments in Securities
                          Statement of Operations
                          Statement of Assets and Liabilities
                          Statement of Changes in Net Assets
                          Notes to Financial Statements
                          Financial Highlights
                          Report of Independent Accountants

                  (2) Strong Advantage Fund II, Strong Asset Allocation Fund II, Strong Government Securities Fund II, Strong Growth Fund II, Strong International Stock Fund II, and Strong Short-Term Bond Fund II.

                          Inapplicable

          (b)     Exhibits

                  (1)     Amended and Restated Articles of Incorporation
                  (1.1)   Amendment to Articles of Incorporation
                  (1.2)   Amendment to Articles of Incorporation
                  (2)     Restated Bylaws
                  (3)     Inapplicable
                  (4)     Inapplicable
                  (5)     Investment Advisory Agreement
                  (5.1)   Schedule of Additional Funds (Strong Advantage
                          Fund II, Strong Asset Allocation Fund II, Strong
                          Government Securities Fund II, Strong Growth Fund II, and Strong International Stock Fund II)
                  (5.2)   Schedule of Additional Funds (Strong Short-Term
                          Bond Fund II)
                  (6)     Distribution Agreement
                  (7)     Inapplicable
                  (8)     Custody Agreement with Firstar (Strong Advantage
                          Fund II, Strong Asset Allocation Fund II, Strong
                          Discovery Fund II, Strong Government Securities
                          Fund II, Strong Growth Fund II, and Strong Short-Term
                          Bond Fund II)
                  (8.1)   Custody Agreement with Brown Brothers Harriman &
                          Co. (Strong International Stock Fund II)
                  (8.2)   Global Custody Agreement with Brown Brothers Harriman
                          & Co. (Strong Advantage Fund II, Strong Asset
                          Allocation Fund II, Strong Discovery Fund II, Strong
                          Growth Fund II, and Strong Short-Term Bond Fund II)
                  (9)     Shareholder Servicing Agent Agreement
                  (9.1)   Amended and Restated Fund Participation Agreement -
                          Nationwide Life Insurance Company (Strong Discovery
                          Fund II)
                  (9.1.1) Fund Participation Agreement - National Home Life
                          (Strong Discovery Fund II)
                  (9.1.2) Fund Participation Agreement - Transamerica Occidental
                          (Strong Discovery Fund II)
                  (10)    Opinion of Counsel for Strong Short-Term Bond Fund II

                  (11) Consent of Auditor
                  (12) Inapplicable
                  (13) Subscription Agreement (Strong Short-Term Bond Fund II)
                  (14) Inapplicable
                  (15) Inapplicable
                  (16) Computation of Performance Figures
                  (17) Financial Data Schedule
                  (18) Power of Attorney

Item 25.  Persons Controlled by or under Common Control with Registrant

          Registrant neither controls any person nor is under common control with any other person.

Item 26.  Number of Holders of Securities


                                                        Number of Record Holders
                         Title of Class                   as of March 31, 1996
                         --------------                  ----------------------

                 Common Stock, $.00001 par value:

                    Strong Advantage Fund II
                    Strong Asset Allocation Fund II
                    Strong Discovery Fund II
                    Strong Government Securities Fund II
                    Strong Growth Fund II                         None
                    Strong International Stock Fund II
                    Strong Short-Term Bond Fund II                None


Item 27.  Indemnification

     Officers and directors are insured under a joint errors and omissions insurance policy underwritten by American International Surplus Lines Insurance Company and First State Insurance Company in the aggregate amount of $10,000,000, subject to certain deductions. Pursuant to the authority of the Wisconsin Business Corporation Law, Article VII of Registrant's Bylaws provides as follows:

      ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

           SECTION 7.01. Mandatory Indemnification. The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through 180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

           SECTION 7.02. Permissive Supplementary Benefits. The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

           SECTION 7.03. Amendment. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

           SECTION 7.04. Investment Company Act. In no event shall the Corporation indemnify any person thereunder in contravention of any provision of the Investment Company Act of 1940.

Item 28.  Business and Other Connections of Investment Advisor

     The information contained under "Management" in the Prospectus and under "Directors and Officers of the Fund" with respect to Strong Discovery Fund II and "Directors and Officers of the Corporation" with respect to Strong Advantage Fund II, Strong Asset Allocation Fund II, Strong Government Securities Fund II, Strong Growth Fund II, and Strong Short-Term Bond Fund II, and "Investment Advisor and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 29.  Principal Underwriters

     (a) Strong Funds Distributors, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Asset Allocation Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Equity Funds, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong Institutional Funds, Inc.; Strong Insured Municipal Bond Fund, Inc.; Strong International Bond Fund, Inc.; Strong International Stock Fund, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; Strong Special Fund II, Inc.; and Strong Total Return Fund, Inc.

     (b) The information contained under "Management" in the Prospectus and under "Directors and Officers of the Fund" with respect to Strong Discovery Fund II and "Directors and Officers of the Corporation" with respect to Strong Advantage Fund II, Strong Asset Allocation Fund II, Strong Government Securities Fund II, Strong Growth Fund II, and Strong Short-Term Bond Fund II, and "Investment Advisor and Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     (c)  None

Item 30.  Location of Accounts and Records

     All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Treasurer, Ronald A. Neville, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 31.  Management Services

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 32.  Undertakings

     (a)  Inapplicable.

     (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from commencement of operations with respect to Strong Advantage Fund II, Strong Asset Allocation Fund II, Strong Government Securities Fund II, Strong Growth Fund II, Strong International Stock Fund II, and Strong Short-Term Bond Fund II.

     (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered, upon request and without charge, a copy of Strong Discovery Fund II's latest annual report to shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it has duly caused this Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 15th day of February, 1996.

     STRONG VARIABLE INSURANCE FUNDS, INC.
     (Registrant)


     BY: /s/ John Dragisic
        ------------------------
        John Dragisic, President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.


       NAME                        TITLE                        DATE
       ----                        -----                        ----
                       President (Principal Executive
/s/ John Dragisic      Officer) and a Director               February 15, 1996
---------------------
John Dragisic
                       Treasurer (Principal Financial and
/s/ Ronald A. Neville  Accounting Officer)                   February 15, 1996
---------------------
Ronald A. Neville

/s/ Richard S. Strong  Chairman of the Board and a Director  February 15, 1996
---------------------
Richard S. Strong
                       Director                              February 15, 1996
---------------------
Marvin E. Nevins *
                       Director                              February 15, 1996
---------------------
Willie D. Davis *
                       Director                              February 15, 1996
---------------------
William F. Vogt *
                       Director                              February 15, 1996
---------------------
Stanley Kritzik *

* Ann E. Oglanian signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 7 to the Registration Statement of Registrant filed with the SEC on or about April 21, 1995.



                         /s/ Ann E. Oglanian
                    By:  ----------------------------------
                         Ann E. Oglanian

                                 EXHIBIT INDEX


                                                                                 EDGAR
Exhibit No.                             Exhibit                               Exhibit No.
-----------  --------------------------------------------------------------  -------------
(1)          Amended and Restated Articles of Incorporation                  EX-99.B1(3)
(1.1)        Amendment to Articles of Incorporation                          EX-99.B1.1(4)
(1.2)        Amendment to Articles of Incorporation*
(2)          Restated Bylaws                                                 EX-99.B2(5)
(3)          Inapplicable
(4)          Inapplicable
(5)          Investment Advisory Agreement                                   EX-99.B5(3)
(5.1)        Schedule of Additional Funds (Strong Advantage Fund II,         EX-99.B5.1(5)
             Strong Asset Allocation Fund II, Strong Government Securities
             Fund II, Strong Growth Fund II, and Strong International
             Stock Fund II)
(5.2)        Schedule of Additional Funds (Strong Short-Term Bond Fund II)*
(6)          Distribution Agreement                                          EX-99.B6(5)
(7)          Inapplicable
(8)          Custody Agreement with Firstar (Strong Advantage Fund II,       EX-99.B8(5)
             Strong Asset Allocation Fund II, Strong Discovery Fund II,
             Strong Government Securities Fund II, Strong Growth Fund II,
             and Strong Short-Term Bond Fund II)
(8.1)        Custody Agreement with Brown Brothers Harriman & Co. (Strong    EX-99.B8.1(5)
             International Stock Fund II)
(8.2)        Global Custody Agreement with Brown Brothers Harriman & Co.     EX-99.B8.2(5)
             (Strong Advantage Fund II, Strong Asset Allocation Fund II,
             Strong Discovery Fund II, Strong Growth Fund II, and Strong
             Short-Term Bond Fund II)
(9)          Shareholder Servicing Agent Agreement                           EX-99.B9(5)
(9.1)        Amended and Restated Fund Participation Agreement -
             Nationwide Life Insurance Company (Strong Discovery Fund
             II)(1)
(9.1.1)      Fund Participation Agreement - National Home Life  (Strong
             Discovery Fund II)(1)
(9.1.2)      Fund Participation Agreement - Transamerica Occidental
             (Strong Discovery Fund II)(1)
(10)         Opinion of Counsel for Strong Short-Term Bond Fund II*





(11)         Consent of Auditor*

(12)         Inapplicable

(13)         Subscription Agreement (Strong Short-Term Bond Fund II)*

(14)         Inapplicable

(15)         Inapplicable

(16)         Computation of Performance Figures                              EX-99.B16(2)

(17)         Financial Data Schedule*

(18)         Power of Attorney(2)

(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Registrant filed on or about April 21, 1994.

(2) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of Registrant filed on or about February 24, 1995.

(3) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Registrant filed on or about April 24, 1995.

(4) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of Registrant filed on or about May 9, 1995.

(5) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Registrant filed on or about July 7, 1995.

(*) To be included by amendment prior to the effective date of this Post-Effective Amendment to the Registration Statement on Form N-1A.